UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices)(Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                [CNI CHARTER FUNDS Logo Omitted]

Investment Manager:
CITY NATIONAL ASSET MANAGEMENT, INC.


[Skyscraper Graphic Omitted]






SEMI-ANNUAL REPORT

March 31, 2004




                                                 Large Cap Value Equity Fund

                                                Large Cap Growth Equity Fund

                                                    RCB Small Cap Value Fund

                                                      Technology Growth Fund

                                                         Corporate Bond Fund

                                                        Government Bond Fund

                                             California Tax Exempt Bond Fund

                                                        High Yield Bond Fund

                                                     Prime Money Market Fund

                                                Government Money Market Fund

                                     California Tax Exempt Money Market Fund

[Skyscraper Background Graphic Omitted]




                        This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

                        Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

                        Effective August 31, 2004, a description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and informa-tion on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 will be available
                        (1) without charge, upon request, by calling
                        1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at WWW.SEC.GOV.

TABLE OF CONTENTS

                                            CNI Charter Funds Semi-Annual Report




                       02 Letter to Our Shareholders
                       04 Equity Funds Investment Adviser's Report
                       05 Fixed Income Funds Investment Adviser's Report 06 Statements of Net Assets
                       43 Statements of Operations
                       46 Statements of Changes in Net Assets
                       50 Financial Highlights
                       53 Notes to Financial Statements



                           CNI Charter Funds| PAGE 1
letter to our shareholders
MARCH 31, 2004

--------------------------------------------------------------------------------

We are pleased to provide you with the CNI Charter Funds Semi-Annual Report for the six months ended March 31, 2004, a period in which both economic and geo-political events continued to affect the financial markets.
   The underlying investment philosophy of the CNI Charter Funds is to pursue the long-term goals and objectives specified for each of the Funds without being swayed by short-term trends and fads. All Funds are managed with an active yet disciplined style that seeks to achieve competitive rates of return consistent with their respective, prescribed risk parameters. City National Asset Management, Inc., as Investment Manager to the Funds, utilizes in-depth research that takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine what we believe to be the most attractive sectors and securities within each Fund's area of concentration. This approach has served shareholders well overall during the complex and volatile financial environment we encountered in the period ending March 31, 2004.

SIX-MONTH MARKET WATCH:
OCTOBER 2003 - MARCH 2004
The six-months ended March 31 witnessed a continuation of the global rebound in equities with all of the major domestic and international stock indices rising. (Please refer to table that follows.) The growth in equity prices, however, was interrupted in March as fears of renewed terrorist activity combined with weak economic reports on the employment front sparked investor concern. Despite these interruptions, virtually all sectors of the financial markets (including stocks and bonds) showed positive results for the six-month period ending March 31.

   All economic signs continue to point towards a full and healthy recovery. Real GDP growth was reported at 4.1% for the fourth quarter of 2003, and is widely expected to reach 4.5% in the first quarter of 2004, according to the latest Blue Chip Economic Consensus forecast figures. Durable goods orders, factory orders, the ISM Manufacturing Survey report, and a host of other manufacturing-related measures all continued to evidence healthy growth and point towards increasing momentum in that sector of the economy throughout 2004. Historically low interest rates continued to support both the housing and automobile market, and propel the consumer segment to new highs in terms of spending.
   And, while the current rate of growth does not represent a blockbuster year relative to historical economic recoveries, it does underpin the double-digit growth in corporate earnings likely to occur this year. All of this is happening without any significant sign of inflation at either the consumer or wholesale levels. Despite the shocks in energy prices, core inflation remained low. Overall, it still appeared to be a sunny day in economic terms - healthy real economic growth without attendant inflation.
   Although economic evidence continued to support the notion of a domestic recovery, particularly in the beleaguered manufacturing sector, news of weak job growth affected the markets. Fears of a stalled recovery began to emerge in March when the latest job statistics seemed to show lackluster growth. Bond prices surged on the news as stocks tumbled. Yet, despite this short-term effect, stocks and bonds continued to post healthy, positive gains for most of this period.
   Longer-term and lower credit rated bonds (including the high yield sector) showed the strongest gains for the six-month period. Similarly, international, energy and telecommunications issues led the equity markets for the last six months.

--------------------------------------------------------------------------------
SIX-MONTH                                   OCTOBER, 2003 -
INDEX WATCH:                                  MARCH, 2004
S&P 500 Stock Index: ...........................  +14.08%
Dow Jones Industrials: .........................  +12.90%
NASDAQ: ........................................  +11.90%
MSCI EAFE Equity: ..............................  +22.27%

Lehman Brothers Aggregate Bond Index:             + 2.98%
Oil: ...........................................  +31.70%
Gold: ..........................................  + 9.90%
--------------------------------------------------------------------------------

                           CNI Charter Funds | PAGE 2

--------------------------------------------------------------------------------


SIX MONTH WATCH: CNI CHARTER FUNDS PERFORMANCE
By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds should continue to provide returns that are competitive in their respective investment arenas.
   All of the equity-oriented Funds showed positive returns during the six-month period, as one might expect, given the strong momentum in stocks. Leading the pack was the 19.79% gain in the CNI CHARTER RCB SMALL CAP VALUE FUND. Following close behind was the 17.80% return to the CNI CHARTER LARGE CAP VALUE EQUITY FUND. The CNI CHARTER TECHNOLOGY GROWTH FUND rose 11.43%, while the CNI CHARTER LARGE CAP GROWTH EQUITY FUND gained 9.65% during the six-month period. All returns stated are for the Institutional Classes.
   All four of the bond-oriented Funds also showed gains during the period. The CNI CHARTER HIGH YIELD BOND FUND rose 7.79%, followed by the 2.45% return to the CNI CHARTER CORPORATE BOND FUND, the 1.39% gain for the CNI CHARTER CALIFORNIA TAX EXEMPT BOND FUND and the 0.81% move in the CNI CHARTER GOVERNMENT BOND FUND. All returns stated are for the Institutional Classes.
   Lastly, all three Money Market Funds continued to turn in competitive, albeit minimal, yields for the six months ending March 31, 2004.

   The following pages contain important information and details on the assets and financial condition of the Funds. Please read them carefully and if you have any questions about this report or the CNI Charter Funds, please call your investment professional or contact us at (888) 889-0799.
   Thank you for choosing CNI Charter Funds

   Sincerely,

   /s/Richard A. Weiss

   Richard A. Weiss
   PRESIDENT
   CITY NATIONAL ASSET MANAGEMENT, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED. WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY, AND PRODUCTS OF COMPANIES IN WHICH TECHNOLOGY FUNDS INVEST MAY BE SUBJECT TO SEVERE COMPETITION AND RAPID OBSOLESCENCE. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


--------------------------------------------------------------------------------
              *NOT FDIC INSURED *NO BANK GUARANTEE *MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     cnicharterfunds.com
--------------------------------------------------------------------------------

     Visit our website CNICHARTERFUNDS.COM where you will find comprehensive information about our fund family including:

              o Daily, monthly and quarterly performance
              o Detailed descriptions on each CNI Charter Fund
              o Prospectus and annual report downloads
              o Additional information for investment professionals
--------------------------------------------------------------------------------

                           CNI Charter Funds | PAGE 3
investment adviser's report
MARCH 31, 2004

--------------------------------------------------------------------------------

EQUITY FUNDS

   Given the way that equities performed in the first quarter of 2004, one might think that the market was not doing well. Nothing could be further from the truth. In fact, over the six months ending March 31, 2004, the S&P 500 Stock Index rose 14.08%, continuing the solid gains started back in March 2003. Investors were concerned, though, with the market's negative performance (-1.57% for the S&P 500 Stock Index) in the month of March 2004. Still, this negative month was only the second down month over the previous thirteen.
   The market's appetite for risk also seemed to increase over the six-month time period. Companies with less healthy balance sheets and greater leverage tended to outperform the more stable companies. Holders of companies with improved earning growth, even from prior negative quarters, were handsomely rewarded. In general, small capitalization stocks outperformed large capitalization stocks and value stocks outperformed growth stocks.
   The returns for all four CNI Charter Equity Funds were positive over the past six months:
   o The Institutional Class shares of the CNI CHARTER LARGE CAP VALUE FUND returned 17.80%. This performance lagged the S&P 500/BARRA Value Index return of 18.29%, but outperformed the Lipper Large Cap Value Funds Classification return of 15.94%.
   o The CNI CHARTER LARGE CAP GROWTH EQUITY FUND (Institutional Class) gained 9.65%. This performance trailed the S&P 500/BARRA Growth Index return of 9.96% and the Lipper Large Cap Growth Funds Classification return of 10.79%.
   o The Institutional Class shares of the CNI CHARTER RCB SMALL CAP VALUE FUND returned 19.79%. This result underperformed the Russell 2000 Value Index return of 24.42% as well as the Lipper Small Cap Value Funds Classification which returned of 22.74%.
   o The CNI CHARTER TECHNOLOGY GROWTH FUND (Institutional Class) achieved an 11.43% return. This performance beat the Russell 3000 Technology Index return of 10.38%, but trailed the Lipper Science & Technology Funds Objective return of 13.94%.

   Looking forward, investors appear to be concerned about the potential growth of the economy and whether future growth can sustain the appreciated equity levels. Anemic job growth and tame inflation is allowing the Federal Reserve to continue to hold interest rates at all time lows. Increased terrorism levels and the ongoing issues of corporate governance, remain plausible risks to higher equity valuations.
   We are encouraged, though, by the strong economic numbers projected for 2004. Real economic growth is expected in the 4 - 4.5% range for 2004, while inflation is expected to remain in the 2% range through 2004. We expect corporations to continue translating this strong economic growth into tangible earnings growth. This earnings strength may sustain current equity price levels and allow for continued appreciation. As always, the CNI Charter Equity Funds continue to provide a disciplined investment approach with the constant goal of achieving superior investment results.


Sincerely,

/s/Brian L. Garbe


Brian L. Garbe
DIRECTOR OF RESEARCH
CITY NATIONAL ASSET MANAGEMENT, INC.



                           CNI Charter Funds | PAGE 4
investment adviser's report
MARCH 31, 2004

--------------------------------------------------------------------------------

FIXED INCOME FUNDS

The six-month period ending March 31, 2004 was a pivotal one for fixed income investors. There were two major forces affecting the bond market during this period -- the continuation of foreign central bank purchases of U.S. Government securities and further signs of strong economic growth along with firmer employment numbers. The former kept a lid on rates, while the latter added a little volatility for rising rates. All things being equal, the technical rally we witnessed in the market due to this global appetite for U.S. bonds should eventually subside to the fundamentals of a wider economic expansion. Therefore, we have to be ready for rising rates and falling bond prices -- the theme going forward for the coming year.

STRATEGIC OUTLOOK FOR BOND FUNDS
   Our overall strategy for the Bond Funds will most likely take a more conservative maturity posture as we focus on the likelihood of rising interest rates for the remainder of 2004. Our strategic posture for the CNI CHARTER CORPORATE BOND FUND is to remain more concentrated in the lower quality investment grade issues versus its benchmark, the Lehman Intermediate Corporate Index, in order to enhance yield in this economic expansion and low yield environment. We have a modified barbell approach with heavier concentrations in the 3 1/2 year and 7 year maturity areas in addition to being very well diversified amongst a number of issuers. Furthermore, we look to reduce the average maturity of the Fund as we progress towards the summer and fall. The CNI CHARTER GOVERNMENT BOND FUND maintains its conservative maturity posture for its focus remains highest quality and relative safety of principal. The CNI CHARTER CALIFORNIA TAX EXEMPT BOND FUND continues to emphasize quality, diversification and maximizing after-tax returns. We strive for the best possible after-tax returns by constantly analyzing the relative differences between in-state and out-of-state bond yields. We have become more optimistic on the California economic landscape by increasing our exposure to the state's General Obligations and most likely will add to that position with the upcoming record State bond deals. Currently we are in the mid-cycle of a vigorous economic expansion which bodes well for continued appreciation potential and attractive yields found within the CNI CHARTER HIGH YIELD BOND FUND.

STRATEGIC OUTLOOK FOR MONEY MARKET FUNDS
   Each of the CNI Charter Money Market Funds experienced difficulties as short term interest rates remain near their 46 year lows. The Fed policy should remain stable until the beginning of fall so money market rates will remain near the lows during this period. We will become more conservative as the prospects for higher rates increase and will be positioned to take advantage of the rate increases expected later this year.

Sincerely,

/s/Rodney J. Olea


Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI Charter Funds | PAGE 5
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

COMMON STOCK [97.9%]
     AEROSPACE & DEFENSE [1.4%]
     Lockheed Martin                    3,500        $   160
     United Technologies                4,900            423
     --------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                           583
     ========================================================

     ALUMINUM [1.0%]
     Alcoa                             12,300            427
     ========================================================

     APPAREL/TEXTILES [0.3%]
     Jones Apparel Group                3,600            130
     ========================================================

     AUTOMOTIVE [1.6%]
     General Motors                     8,250            388
     Johnson Controls                   5,000            296
     --------------------------------------------------------
     TOTAL AUTOMOTIVE                                    684
     ========================================================

     BANKS [12.4%]
     Bank of America                   13,627          1,104
     Bank of New York                  11,600            365
     Charter One Financial              5,512            195
     FleetBoston Financial              2,900            130
     JP Morgan Chase                   17,905            751
     National City                      7,300            260
     PNC Financial Services Group       5,800            321
     Wachovia                          14,400            677
     Washington Mutual                 10,500            449
     Wells Fargo                       15,730            891
     Zions Bancorporation               2,400            137
     --------------------------------------------------------
     TOTAL BANKS                                       5,280
     ========================================================

     BUILDING & CONSTRUCTION [1.5%]
     Centex                             4,800            259
     Masco                              6,400            195
     Vulcan Materials                   3,500            166
     --------------------------------------------------------
     TOTAL BUILDING & CONSTRUCTION                       620
     ========================================================

     BUSINESS SERVICES [1.4%]
     Cendant*                          17,000            415
     Fiserv*                            4,700            168
     --------------------------------------------------------
     TOTAL BUSINESS SERVICES                             583
     ========================================================

     CABLE/MEDIA [5.0%]
     Clear Channel Communications       8,300            352
     Comcast, Cl A*                     5,700            164
     Gannett                            1,025             90
     Time Warner*                      33,000            556
     Tribune                            4,900            247
     Viacom, Cl B                      18,105            710
     --------------------------------------------------------
     TOTAL CABLE/MEDIA                                 2,119
     ========================================================


DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     CHEMICALS [0.9%]
     Air Products & Chemicals           7,400        $   371
     ========================================================

     CIRCUIT BOARDS [0.4%]
     Jabil Circuit*                     1,400             41
     Solectron*                        22,000            122
     --------------------------------------------------------
     TOTAL CIRCUIT BOARDS                                163
     ========================================================

     COMPUTER STORAGE DEVICES [0.5%]
     EMC-Mass*                         14,900            203
     ========================================================

     COMPUTER SYSTEM DESIGN & SERVICES [0.5%]
     Computer Sciences*                 5,000            202
     ========================================================

     COMPUTER & PERIPHERALS [1.2%]
     Hewlett-Packard                   21,800            498
     ========================================================

     DIVERSIFIED MANUFACTURING [4.2%]
     Caterpillar                        4,900            387
     Danaher                            3,500            327
     ITT Industries                     4,300            328
     Textron                            2,400            128
     Tyco International                22,300            639
     --------------------------------------------------------
     TOTAL DIVERSIFIED MANUFACTURING                   1,809
     ========================================================

     ELECTRICAL PRODUCTS [0.2%]
     General Electric                   2,700             82
     ========================================================

     ELECTRICAL SERVICES [4.2%]
     Constellation Energy Group         6,100            244
     Dominion Resources                 4,400            283
     Entergy                            4,600            274
     Exelon                             5,000            344
     FirstEnergy                        9,700            379
     PPL                                3,400            155
     Progress Energy                    2,200            103
     --------------------------------------------------------
     TOTAL ELECTRICAL SERVICES                         1,782
     ========================================================

     ENTERTAINMENT [1.0%]
     Carnival                          10,000            449
     ========================================================

     FINANCIAL SERVICES [9.1%]
     Capital One Financial              1,900            143
     Citigroup                         34,386          1,778
     Countrywide Credit Industry        7,466            716
     Freddie Mac                        8,330            492
     MBNA                              16,910            467
     State Street                       5,300            276
     --------------------------------------------------------
     TOTAL FINANCIAL SERVICES                          3,872
     ========================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 6
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     FOOD & BEVERAGE [1.4%]
     Archer-Daniels-Midland            16,900        $   285
     Coca-Cola Enterprises             12,100            293
     --------------------------------------------------------
     TOTAL FOOD & BEVERAGE                               578
     ========================================================

     GAS/NATURAL GAS [1.1%]
     KeySpan                            5,600            214
     Sempra Energy                      8,600            273
     --------------------------------------------------------
     TOTAL GAS/NATURAL GAS                               487
     ========================================================

     HEALTHCARE PRODUCTS & SERVICES [2.6%]
     AmerisourceBergen                  2,900            159
     Cardinal Health                    5,950            410
     HCA                                4,800            195
     McKesson                           8,000            241
     WellPoint Health Networks*           900            102
     --------------------------------------------------------
     TOTAL HEALTHCARE PRODUCTS & SERVICES              1,107
     ========================================================

     HOTELS & LODGING [0.3%]
     Starwood Hotels & Resorts
       Worldwide                        3,700            150
     ========================================================

     HOUSEHOLD PRODUCTS [0.7%]
     Black & Decker                     2,000            114
     Fortune Brands                     2,600            199
     --------------------------------------------------------
     TOTAL HOUSEHOLD PRODUCTS                            313
     ========================================================

     INSURANCE [8.1%]
     ACE, ADR                           4,600            196
     Aetna                              3,600            323
     American International Group      21,800          1,556
     Hartford Financial Services
       Group                            5,900            376
     Principal Financial Group*         5,100            182
     Progressive                        3,300            289
     Prudential Financial               6,900            309
     XL Capital, Cl A                   2,700            205
     --------------------------------------------------------
     TOTAL INSURANCE                                   3,436
     ========================================================

     INVESTMENT BANKER/BROKER DEALER [4.8%]
     Goldman Sachs Group                5,200            543
     Lehman Brothers Holdings           4,200            348
     Merrill Lynch                      8,000            476
     Morgan Stanley                    11,800            676
     --------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER             2,043
     ========================================================


DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     MACHINERY [0.7%]
     Cummins                            3,700        $   216
     Ingersoll-Rand, Cl A               1,300             88
     --------------------------------------------------------
     TOTAL MACHINERY                                     304
     ========================================================

     MEDICAL PRODUCTS & SERVICES [0.9%]
     Genzyme-General Division*          4,500            212
     Health Management Associates,
       Cl A                             7,200            167
     --------------------------------------------------------
     TOTAL MEDICAL PRODUCTS & SERVICES                   379
     ========================================================

     METALS & MINING [0.8%]
     Newmont Mining                     7,200            336
     ========================================================

     PETROLEUM & FUEL PRODUCTS [2.3%]
     Anadarko Petroleum                 2,098            109
     Apache                             6,006            259
     Burlington Resources               3,000            191
     Devon Energy                       5,200            302
     Occidental Petroleum               2,600            120
     --------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                     981
     ========================================================

     PETROLEUM REFINING [8.1%]
     ChevronTexaco                      7,620            669
     ConocoPhillips                     6,340            443
     Exxon Mobil                       49,560          2,061
     Marathon Oil                       8,500            286
     --------------------------------------------------------
     TOTAL PETROLEUM REFINING                          3,459
     ========================================================

     PREPACKAGING SOFTWARE [0.3%]
     Computer Associates
       International                    4,400            118
     ========================================================

     PRINTING & PUBLISHING [0.3%]
     RR Donnelley & Sons                4,500            136
     ========================================================

     RAILROADS [1.7%]
     Burlington Northern Santa Fe       8,900            281
     Norfolk Southern                   7,700            170
     Union Pacific                      4,500            269
     --------------------------------------------------------
     TOTAL RAILROADS                                     720
     ========================================================

     REAL ESTATE INVESTMENT TRUST [0.3%]
     Simon Property Group               2,200            129
     ========================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 7
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     RETAIL [5.7%]
     CVS                                3,500        $   124
     Darden Restaurants                 8,550            212
     Federated Department Stores        2,375            128
     Home Depot                        17,400            650
     Lowe's                             3,800            213
     McDonald's                        16,400            469
     Staples*                           7,500            191
     Target                             3,800            171
     Wendy's International              6,300            256
     --------------------------------------------------------
     TOTAL RETAIL                                      2,414
     ========================================================

     SEMI-CONDUCTORS/INSTRUMENTS [2.8%]
     Applied Materials*                10,300            220
     Intel                             11,150            303
     Micron Technology*                15,400            258
     Novellus Systems*                  6,100            194
     Texas Instruments                  7,500            219
     --------------------------------------------------------
     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                 1,194
     ========================================================

     TELEPHONES & TELECOMMUNICATIONS [5.5%]
     Alltel                             5,900            294
     AT&T                               2,700             53
     BellSouth                          8,200            227
     CenturyTel                         7,300            201
     SBC Communications                31,100            763
     Sprint-FON Group                  17,300            319
     Verizon Communications            13,009            475
     --------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             2,332
     ========================================================

     TRANSPORTATION SERVICES [1.5%]
     FedEx                              4,700            353
     Ryder System                       7,200            279
     --------------------------------------------------------
     TOTAL TRANSPORTATION SERVICES                       632
     ========================================================

     WASTE DISPOSAL [1.2%]
     Allied Waste Industries*          14,500            193
     Waste Management                  10,400            314
     --------------------------------------------------------
     TOTAL WASTE DISPOSAL                                507
     ========================================================

         TOTAL COMMON STOCK
           (Cost $32,540)                             41,612
         ====================================================

DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

CASH EQUIVALENTS [4.1%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                         1,644,172        $ 1,644
     SEI Daily Income Trust,
       Prime Obligation Fund,
       Cl A                            78,491             78
     --------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $1,722)                               1,722
         ====================================================

         TOTAL INVESTMENTS [102.0%]
           (Cost $34,262)                             43,334
         ====================================================

OTHER ASSETS AND LIABILITIES [-2.0%]
     Investment Advisory Fees Payable                    (23)
     Shareholder Servicing Fees Payable                   (9)
     Administration Fees Payable                          (3)
     Other Assets and Liabilities, Net                  (826)
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES                   (861)
         ====================================================

NET ASSETS:
     Paid-in-Capital -- Institutional Class
         (unlimited authorization -- $0.01
         par value) based on 4,344,563 outstanding
         shares of beneficial interest                27,594
     Paid-in-Capital -- Class A
        (unlimited authorization -- $0.01 par
         value) based on 541,100 outstanding
         shares of beneficial interest                 4,502
     Accumulated net realized gain
         on investments                                1,305
     Net unrealized appreciation
         on investments                                9,072
     --------------------------------------------------------
     TOTAL NET ASSETS [100.0%]                       $42,473
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($37,771,910 / 4,344,563 shares)                 $8.69
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($4,700,769 / 541,100 shares)                    $8.69
     ========================================================
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 8
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

COMMON STOCK [97.9%]
     AEROSPACE & DEFENSE [1.8%]
     Alliant Techsystems*               2,000        $   109
     United Technologies                4,800            414
     --------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                           523
     ========================================================

     AUTOMOTIVE [1.3%]
     Autozone*                          2,100            181
     Harley-Davidson                    3,900            208
     --------------------------------------------------------
     TOTAL AUTOMOTIVE                                    389
     ========================================================

     BANKS [1.3%]
     Fifth Third Bancorp                3,800            210
     North Fork Bancorporation          4,100            174
     --------------------------------------------------------
     TOTAL BANKS                                         384
     ========================================================

     BIOMEDICAL RESEARCH & PRODUCTS [0.2%]
     Applera - Applied Biosystems
       Group                            3,600             71
     ========================================================

     BIOTECHNOLOGY [0.7%]
     Amgen*                               588             34
     Chiron*                            3,800            167
     --------------------------------------------------------
     TOTAL BIOTECHNOLOGY                                 201
     ========================================================

     BUSINESS SERVICES [4.7%]
     Deluxe                             1,800             72
     eBay*                              2,500            173
     First Data                         7,300            308
     Fiserv*                            3,400            122
     H&R Block                          5,400            275
     Monster Worldwide*                 6,600            173
     Yahoo!*                            5,600            272
     --------------------------------------------------------
     TOTAL BUSINESS SERVICES                           1,395
     ========================================================

     CABLE/MEDIA [0.7%]
     Omnicom Group                      2,600            209
     ========================================================

     CHEMICALS [0.4%]
     Dow Chemical                       3,200            129
     ========================================================

     COMMUNICATIONS EQUIPMENT [3.0%]
     Cisco Systems*                    30,050            707
     Rockwell Collins                   5,800            183
     --------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT                      890
     ========================================================


DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     COMPUTER STORAGE DEVICES [1.1%]
     EMC-Mass*                         23,300        $   317
     ========================================================

     COMPUTER & PERIPHERALS [5.7%]
     Dell*                             16,265            547
     IBM                                9,400            863
     International Game Technology      6,300            283
     --------------------------------------------------------
     TOTAL COMPUTER & PERIPHERALS                      1,693
     ========================================================

     DIVERSIFIED MANUFACTURING [2.7%]
     3M                                 6,000            491
     ITT Industries                     4,000            306
     --------------------------------------------------------
     TOTAL DIVERSIFIED MANUFACTURING                     797
     ========================================================

     DRUGS [13.0%]
     Abbott Laboratories               11,795            485
     Eli Lilly                          5,930            397
     Forest Laboratories*               3,700            265
     Johnson & Johnson                 18,164            921
     Merck                              6,255            277
     Pfizer                            29,708          1,041
     Wyeth                             12,150            456
     --------------------------------------------------------
     TOTAL DRUGS                                       3,842
     ========================================================

     EDUCATIONAL SERVICES [1.3%]
     Apollo Group, Cl A*                4,400            379
     ========================================================

     ELECTRICAL PRODUCTS [4.6%]
     General Electric                  44,175          1,348
     ========================================================

     FINANCIAL SERVICES [2.1%]
     Fannie Mae                         6,600            491
     MBNA                               5,200            143
     --------------------------------------------------------
     TOTAL FINANCIAL SERVICES                            634
     ========================================================

     FOOD & BEVERAGE [5.5%]
     Coca-Cola                          6,500            327
     Kraft Foods, Cl A                  3,000             96
     Pepsi Bottling Group               5,700            170
     PepsiCo                            8,500            458
     Sara Lee                          11,800            258
     Sysco                              8,100            316
    --------------------------------------------------------
     TOTAL FOOD & BEVERAGE                             1,625
     ========================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 9
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     GAS/NATURAL GAS [0.7%]
     Praxair                            5,800        $   215
     ========================================================

     HEALTHCARE PRODUCTS & SERVICES [3.0%]
     AmerisourceBergen                  1,100             60
     Cardinal Health                    4,500            310
     Express Scripts*                   2,300            172
     UnitedHealth Group                 5,500            354
     --------------------------------------------------------
     TOTAL HEALTHCARE PRODUCTS & SERVICES                896
     ========================================================

     HOUSEHOLD PRODUCTS [4.8%]
     Clorox                             1,300             64
     Gillette                           9,400            367
     Kimberly-Clark                     2,400            151
     Procter & Gamble                   6,700            703
     Tupperware                         7,400            132
     --------------------------------------------------------
     TOTAL HOUSEHOLD PRODUCTS                          1,417
     ========================================================

     INSURANCE [0.4%]
     Marsh & McLennan                   2,400            111
     ========================================================

     INVESTMENT BANKER/BROKER DEALER [0.3%]
     Federated Investors                3,000             94
     ========================================================

     LABORATORY EQUIPMENT [0.8%]
     Beckman Coulter                    2,600            142
     Waters*                            2,400             98
    --------------------------------------------------------
     TOTAL LABORATORY EQUIPMENT                          240
     ========================================================

     MEDICAL PRODUCTS & SERVICES [4.9%]
     Bard (C.R.)                        1,900            186
     Boston Scientific*                 8,000            339
     Guidant                            4,100            260
     St. Jude Medical*                  3,000            216
     Stryker                            2,600            230
     Zimmer Holdings*                   3,100            229
     --------------------------------------------------------
     TOTAL MEDICAL PRODUCTS & SERVICES                 1,460
     ========================================================

     METALS & MINING [1.1%]
     Freeport-McMoRan Copper
       & Gold, Cl B                     4,700            184
     Newmont Mining                     2,800            130
     --------------------------------------------------------
     TOTAL METALS & MINING                               314
     ========================================================


DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     PETROLEUM & FUEL PRODUCTS [1.1%]
     Schlumberger                       2,200        $   141
     XTO Energy                         6,750            170
     --------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                     311
     ========================================================

     PREPACKAGING SOFTWARE [9.3%]
     Adobe Systems                      3,800            150
     Citrix Systems*                    8,200            177
     Electronic Arts*                   4,200            227
     Intuit*                            3,600            162
     Microsoft                         64,030          1,599
     Oracle*                           37,260            447
     --------------------------------------------------------
     TOTAL PREPACKAGING SOFTWARE                       2,762
     ========================================================

     RETAIL [10.1%]
     Best Buy                           3,100            160
     CVS                                3,100            110
     Family Dollar Stores               2,500             90
     Home Depot                        13,900            519
     Lowe's                             5,900            331
     NBTY*                              3,500            130
     Staples*                           5,200            132
     Wal-Mart Stores                   25,275          1,509
     --------------------------------------------------------
     TOTAL RETAIL                                      2,981
     ========================================================

     SEMI-CONDUCTORS/INSTRUMENTS [8.3%]
     Applied Materials*                14,900            319
     Broadcom, Cl A*                    3,300            129
     Intel                             40,150          1,092
     KLA-Tencor*                        2,175            110
     Maxim Integrated Products          4,500            212
     Nvidia*                            7,600            201
     Texas Instruments                 13,800            403
     --------------------------------------------------------
     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                 2,466
     ========================================================

     TELEPHONES & TELECOMMUNICATIONS [1.2%]
     Nextel Communications*             6,800            168
     Sprint-PCS Group*                 19,900            183
     --------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS               351
     ========================================================

     TRANSPORTATION SERVICES [1.8%]
     United Parcel Service, Cl B        7,400            517
     ========================================================

         TOTAL COMMON STOCK
           (Cost $27,366)                             28,961
         ====================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 10
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                            SHARES    VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS [3.9%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                         1,064,803        $ 1,065
     SEI Daily Income Trust,
       Prime Obligation Fund,
       Cl A                            92,195             92
     --------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $1,157)                               1,157
         ====================================================

         TOTAL INVESTMENTS [101.8%]
           (Cost $28,523)                             30,118
         ====================================================

OTHER ASSETS AND LIABILITIES [-1.8%]
     Investment Advisory Fees Payable                    (17)
     Shareholder Servicing Fees Payable                   (6)
     Other Assets and Liabilities, Net                  (516)
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES                   (539)
         ====================================================

NET ASSETS:
     Paid-in-Capital -- Institutional Class
         (unlimited authorization -- $0.01 par
         value) based on 3,724,253 outstanding
         shares of beneficial interest                29,048
     Paid-in-Capital -- Class A
         (unlimited authorization -- $0.01 par
         value) based on 518,596 outstanding
         shares of beneficial interest                 3,704
     Distribution in excess of net
         investment income                                (4)
     Accumulated net realized loss
         on investments                               (4,764)
     Net unrealized appreciation
         on investments                                1,595
     --------------------------------------------------------
     TOTAL NET ASSETS [100.0%]                       $29,579
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($25,990,773 / 3,724,253 shares)                $6.98
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($3,588,348 / 518,596 shares)                   $6.92
     ========================================================

* NON-INCOME PRODUCING SECURITY
CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 11
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

COMMON STOCK [82.9%]
     BROADCASTING, NEWSPAPERS & ADVERTISING [11.4%]
     Advo                              31,100        $ 1,002
     Fisher Communications*            21,700          1,058
     Grey Global Group                  1,000            690
     SBS Broadcasting*                 36,500          1,308
     --------------------------------------------------------
     TOTAL BROADCASTING, NEWSPAPERS
       & ADVERTISING                                   4,058
     ========================================================

     BUSINESS SERVICES [10.4%]
     Arbitron*                         15,150            610
     Coinstar*                         66,360          1,053
     Deluxe                            16,850            676
     RH Donnelley*                     29,400          1,373
     --------------------------------------------------------
     TOTAL BUSINESS SERVICES                           3,712
     ========================================================

     CHEMICALS [1.9%]
     Compass Minerals International    41,500            680
     ========================================================

     COMPUTER SYSTEM DESIGN & SERVICES [2.0%]
     Reynolds & Reynolds, Cl A         25,200            716
     ========================================================

     CONSUMER PRODUCTS & SERVICES [1.9%]
     Central Garden & Pet*             18,550            668
     ========================================================

     CONSUMER SERVICES [3.2%]
     Angelica                          50,000          1,142
     ========================================================

     DATA PROCESSING [1.5%]
     Certegy                           15,800            553
     ========================================================

     DIVERSIFIED MANUFACTURING [2.0%]
     EnPro Industries*                 37,400            708
     ========================================================

     ELECTRICAL PRODUCTS [4.7%]
     GrafTech International*           45,900            686
     Littelfuse*                       27,100          1,008
     --------------------------------------------------------
     TOTAL ELECTRICAL PRODUCTS                         1,694
     ========================================================

     ENTERTAINMENT [4.1%]
     Intrawest                         49,100            835
     Six Flags*                        80,200            630
     --------------------------------------------------------
     TOTAL ENTERTAINMENT                               1,465
     ========================================================


DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     FOOD & BEVERAGE [3.8%]
     Ralcorp Holdings*                 44,500        $ 1,354
     ========================================================

     INSURANCE [13.3%]
     Alleghany*                         7,081          1,751
     Conseco*                          54,700          1,267
     Fairfax Financial Holdings         3,300            512
     White Mountains Insurance
       Group                            2,300          1,206
     --------------------------------------------------------
     TOTAL INSURANCE                                   4,736
     ========================================================

     MACHINERY [4.9%]
     Ametek                            20,900            536
     Franklin Electric                  9,700            618
     IDEX                              13,600            591
     --------------------------------------------------------
     TOTAL MACHINERY                                   1,745
     ========================================================

     MEDICAL PRODUCTS & SERVICES [2.3%]
     VCA Antech*                       22,800            812
     ========================================================

     PAPER & PAPER PRODUCTS [1.9%]
     Rayonier                          15,309            669
     ========================================================

     RAILROADS [1.9%]
     Kansas City Southern*             47,740            664
     ========================================================

     REAL ESTATE INVESTMENT TRUST [4.0%]
     Annaly Mortgage Management        30,000            587
     Price Legacy*                     48,409            825
     --------------------------------------------------------
     TOTAL REAL ESTATE INVESTMENT TRUST                1,412
     ========================================================

     RETAIL [7.7%]
     IHOP                              17,280            595
     Smart & Final*                    47,400            544
     Triarc, Cl A                      54,900            601
     Whitehall Jewellers*             111,000          1,014
     --------------------------------------------------------
     TOTAL RETAIL                                      2,754
     ========================================================

         TOTAL COMMON STOCK
           (Cost $22,051)                             29,542
         ====================================================


-------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 12
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION           SHARES/FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

PREFERRED STOCK [2.5%]
     ENTERTAINMENT [1.8%]
     Six Flags                         26,500        $   640
     --------------------------------------------------------
     REAL ESTATE INVESTMENT TRUST [0.7%]
     Price Legacy                      15,000            243
     ========================================================
         TOTAL PREFERRED STOCK
           (Cost $783)                                   883
         ====================================================

REPURCHASE AGREEMENT [15.2%]
     Morgan Stanley,
        0.750%, dated 03/31/04,
       repurchased on 04/01/04,
       repurchase price $5,423,601
       (collateralized by U.S. Treasury
       Bills, par value $4,707,471, 1.280% (A),
       07/15/12; with total market
       value $5,532,082)               $ 5,423         5,423
     --------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
           (Cost $5,423)                               5,423
         ====================================================

         TOTAL INVESTMENTS [100.6%]
           (Cost $28,257)                             35,848
         ====================================================

OTHER ASSETS AND LIABILITIES [-0.6%]
     Investment Advisory Fees Payable                    (25)
     Shareholder Servicing Fees Payable                   (7)
     Administration Fees Payable                          (3)
     Other Assets and Liabilities, Net                  (175)
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES                   (210)
         ====================================================


DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital -- Institutional Class
         (unlimited authorization -- $$0.01 par
         value) based on 283,177 outstanding
         shares of beneficial interest               $ 5,252
     Paid-in-Capital -- Class A
         (unlimited authorization -- $0.01 par
         value) based on 245,605 outstanding
         shares of beneficial interest                 5,496
     Paid-in-Capital -- Class R
         (unlimited authorization -- $0.01 par
         value) based on 839,768 outstanding
         shares of beneficial interest                15,102
     Undistributed net investment income                  44
     Accumulated net realized gain
         on investments                                2,153
     Net unrealized appreciation
         on investments                                7,591
     --------------------------------------------------------
     TOTAL NET ASSETS [100.0%]                       $35,638
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($7,411,311 / 283,177 shares)                  $26.17
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($6,394,057 / 245,605 shares)                  $26.03
     ========================================================

     Net Asset Value and Redemption
       Price Per Share -- Class R
       ($21,832,575 / 839,768 shares)                 $26.00
     ========================================================

     Maximum Offering Price Per Share --
       Class R Shares ($26.00 / 96.50%)               $26.94
     ========================================================

* NON-INCOME PRODUCING SECURITY
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.
CL -- CLASS


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI Charter Funds | PAGE 13
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND

DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

COMMON STOCK [97.7%]
     AEROSPACE & DEFENSE [1.3%]
     General Dynamics                     175        $    15
     L-3 Communications
       Holdings*                          300             18
     --------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                            33
     ========================================================

     BIOMEDICAL RESEARCH & PRODUCTS [0.6%]
     Applera - Applied Biosystems
       Group                              700             14
     ========================================================

     CIRCUIT BOARDS [3.3%]
     Benchmark Electronics*               300             10
     Flextronics International*           950             16
     Jabil Circuit*                       850             25
     Sanmina-SCI*                       1,150             13
     Solectron*                         1,800             10
     TTM Technologies*                    750              9
     --------------------------------------------------------
     TOTAL CIRCUIT BOARDS                                 83
     ========================================================

     COMMUNICATIONS EQUIPMENT [13.6%]
     Cisco Systems*                     5,305            125
     Corning*                           1,600             18
     Foundry Networks*                    700             12
     Harris                               500             24
     Inter-Tel                            250              8
     Juniper Networks*                    500             13
     Lucent Technologies*               4,500             18
     Motorola                           2,400             42
     Nokia, ADR                           950             19
     Qualcomm                             800             53
     Utstarcom*                           350             10
     --------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT                      342
     ========================================================

     COMPUTER RELATED SERVICES [3.3%]
     Affiliated Computer Services*        225             12
     Anteon International*                400             11
     CACI International, Cl A*            300             13
     Check Point Software
       Technologies*                      450             10
     Cognizant Technology Solutions*      300             14
     Syntel                               450             12
     WebEx Communications*                400             12
     --------------------------------------------------------
     TOTAL COMPUTER RELATED SERVICES                      84
     ========================================================

     COMPUTER STORAGE DEVICES [5.1%]
     Advanced Digital Information*        700              8
     EMC-Mass*                          4,505             61


DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     Hutchinson Technology*               350        $    10
     Lexar Media*                         600             10
     Sandisk*                             500             14
     Storage Technology*                  400             11
     Western Digital*                   1,200             14
     --------------------------------------------------------
     TOTAL COMPUTER STORAGE DEVICES                      128
     ========================================================

     COMPUTER SYSTEM DESIGN & SERVICES [6.6%]
     Autodesk                             500             16
     Avid Technology*                     200              9
     Black Box                            250             13
     Cerner*                              200              9
     Computer Sciences*                   300             12
     Intergraph*                          325              8
     National Instruments                 450             14
     NetScreen Technologies*              600             22
     Reynolds & Reynolds, Cl A            300              9
     Sun Microsystems*                  3,875             16
     SYKES Enterprises*                 1,500              9
     Synopsys*                            600             17
     Unisys*                              800             12
     --------------------------------------------------------
     TOTAL COMPUTER SYSTEM DESIGN & SERVICES             166
     ========================================================

     COMPUTER & PERIPHERALS [16.0%]
     3Com*                              2,400             17
     Dell*                              3,275            110
     Drexler Technology*                  725             10
     Hewlett-Packard                    3,823             87
     IBM                                1,400            129
     Imation                              500             19
     Network Appliance*                   575             12
     Scansource*                          400             19
     --------------------------------------------------------
     TOTAL COMPUTER & PERIPHERALS                        403
     ========================================================

     DATA PROCESSING [1.6%]
     Acxiom*                              500             11
     CSG Systems International*           650             11
     Electronic Data Systems              450              9
     Perot Systems, Cl A*                 600              8
     --------------------------------------------------------
     TOTAL DATA PROCESSING                                39
     ========================================================

     ELECTRICAL PRODUCTS [0.4%]
     Invision Technologies*               200             10
     ========================================================

     PREPACKAGING SOFTWARE [21.3%]
     Adobe Systems                        650             26
     Altiris*                             500             14
     Ascential Software*                  525             12


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 14
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND (CONCLUDED)

DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     Citrix Systems*                    1,125        $    24
     Computer Associates
       International                      500             13
     Concur Technologies*               1,050             12
     Electronic Arts*                     520             28
     Hyperion Solutions*                  300             13
     Intuit*                              575             26
     Microsoft                          8,050            201
     NetIQ*                             1,300             18
     Oracle*                            5,815             70
     Peoplesoft*                          900             17
     Progress Software*                   600             14
     Red Hat*                             675             15
     Siebel Systems*                      900             10
     Take-Two Interactive Software*       325             12
     Veritas Software*                    375             10
     --------------------------------------------------------
     TOTAL PREPACKAGING SOFTWARE                         535
     ========================================================

     SEMI-CONDUCTORS/INSTRUMENTS [23.8%]
     Amkor Technology*                    700             10
     Analog Devices                       600             29
     Applied Materials*                   500             11
     Broadcom, Cl A*                      275             11
     Cabot Microelectronics*              225             10
     DSP Group*                           475             12
     ESS Technology*                      850             12
     Fairchild Semiconductor
       International, Cl A*               650             16
     II-VI*                               450             11
     Intel                              4,950            135
     Intersil, Cl A                       930             21
     Linear Technology                    375             14
     LSI Logic*                         1,617             15
     Maxim Integrated Products            900             42
     MEMC Electronic Materials*         1,400             13
     Microchip Technology                 500             13
     Micron Technology*                 1,400             23
     National Semiconductor*              600             27
     Nvidia*                              750             20
     Omnivision Technologies*             400             11
     QLogic*                              400             13
     Rambus*                              400             11
     RF Micro Devices*                  1,150             10
     Silicon Laboratories*                200             11
     Taiwan Semiconductor
       Manufacturing, ADR*              1,000             10
     Texas Instruments                  2,400             70
     Xilinx*                              300             11
     Zoran*                               400              7
     --------------------------------------------------------
     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                   599
     ========================================================


DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------

     TELEPHONES & TELECOMMUNICATIONS [0.8%]
     Adtran                               375        $    11
     J2 Global Communications*            450             10
     --------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS                21
     ========================================================

         TOTAL COMMON STOCK
           (Cost $2,520)                               2,457
         ====================================================

CASH EQUIVALENTS [3.7%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                            82,758             83
     SEI Daily Income Trust,
       Prime Obligation Fund, Cl A     10,014             10
     --------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $93)                                     93
         ====================================================

         TOTAL INVESTMENTS [101.4%]
           (Cost $2,613)                               2,550
         ====================================================

OTHER ASSETS AND LIABILITIES [-1.4%]
     Investment Advisory Fees Payable                     (2)
     Other Assets and Liabilities, Net                   (33)
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES                    (35)
         ====================================================

NET ASSETS:
     Paid-in-Capital -- Institutional Class
         (unlimited authorization -- $0.01 par
         value) based on 283,622 outstanding
         shares of beneficial interest                 2,423
     Paid-in-Capital -- Class A
         (unlimited authorization -- $0.01 par
         value) based on 365,069 outstanding
         shares of beneficial interest                 1,689
     Accumulated net investment loss                     (11)
     Accumulated net realized loss
         on investments                               (1,523)
     Net unrealized depreciation
         on investments                                  (63)
     --------------------------------------------------------
     TOTAL NET ASSETS [100.0%]                       $ 2,515
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($1,105,811 / 283,622 shares)                   $3.90
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($1,409,554 / 365,069 shares)                   $3.86
     ========================================================

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 15
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-------------------------------------------------------------

CORPORATE BONDS [87.4%]
     AIR TRANSPORTATION [0.8%]
     Federal Express, Ser A2
       7.890%, 09/23/08                 $  330       $   364
     ========================================================

     AUTOMOTIVE [3.2%]
     DaimlerChrysler N.A. Holdings
       4.750%, 01/15/08                    435           454
     Ford Motor Credit
       7.250%, 10/25/11                    400           433
     General Motors Acceptance
       7.750%, 01/19/10                    500           567
     --------------------------------------------------------
     TOTAL AUTOMOTIVE                                  1,454
     ========================================================

     BANKS [12.5%]
     Bank of America
       7.500%, 09/15/06                    500           561
       7.125%, 09/15/06                    500           556
     Bankers Trust
       7.250%, 10/15/11                    500           589
     Deutsche Bank
       7.500%, 04/25/09                    500           592
     Fleet National Bank
       8.625%, 02/15/05                    100           106
     JP Morgan Chase
       5.625%, 08/15/06                    750           810
     US Bancorp
       6.875%, 09/15/07                    350           402
     Wachovia
       7.125%, 10/15/06                    100           112
       6.875%, 09/15/05                    500           539
     Washington Mutual
       4.625%, 04/01/14                    460           451
     Wells Fargo
       7.250%, 08/24/05                    250           269
     Wells Fargo Financial
       6.125%, 02/15/06                    550           594
     Wells Fargo, Ser F, MTN
       6.500%, 06/01/05                    125           132
     --------------------------------------------------------
     TOTAL BANKS                                       5,713
     ========================================================

     BEAUTY PRODUCTS [2.1%]
     Avon Products
       7.150%, 11/15/09                    800           944
     ========================================================

     BROADCASTING, NEWSPAPERS & ADVERTISING [1.0%]
     Clear Channel Communications
       4.900%, 05/15/15                    450           440
     ========================================================


DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-------------------------------------------------------------

     CABLE/MEDIA [7.6%]
     AOL Time Warner
       6.750%, 04/15/11                 $  395       $   448
     Comcast Cable Communications
       Holdings
       8.375%, 03/15/13                    400           497
     Cox Communications
       4.625%, 06/01/13                    450           439
     News America Holdings
       9.250%, 02/01/13                    450           591
     Viacom
       7.750%, 06/01/05                  1,000         1,069
     Walt Disney
       5.500%, 12/29/06                    410           440
     --------------------------------------------------------
     TOTAL CABLE/MEDIA                                 3,484
     ========================================================

     CHEMICALS [0.5%]
     Praxair
       6.625%, 10/15/07                    200           227
     ========================================================

     ELECTRICAL PRODUCTS [0.2%]
     Emerson Electric
       6.300%, 11/01/05                    100           107
     ========================================================

     ELECTRICAL SERVICES [6.5%]
     American Electric Power
       5.250%, 06/01/15                    435           443
     Entergy Mississippi
       6.450%, 04/01/08                  1,000         1,016
     Iowa Electric Light & Power
       6.000%, 10/01/08                    200           220
     Wisconsin Power & Light, Ser Y
       7.600%, 07/01/05                    100           107
     WPS Resources
       7.000%, 11/01/09                  1,000         1,166
     --------------------------------------------------------
     TOTAL ELECTRICAL SERVICES                         2,952
     ========================================================

     FINANCIAL SERVICES [8.2%]
     Countrywide Home Loans
       5.625%, 07/15/09                    155           170
       2.875%, 02/15/07                    900           907
     Countrywide Home Loans,
       Ser L, MTN
       4.000%, 03/22/11                    875           866
     General Electric Capital,
       Ser A, MTN
       6.875%, 11/15/10                    250           293


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 16
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

     Heller Financial
       6.375%, 03/15/06                 $1,000       $ 1,094
     MBNA
       4.625%, 09/15/08                    410           428
     --------------------------------------------------------
     TOTAL FINANCIAL SERVICES                          3,758
     ========================================================

     FOOD & BEVERAGE [0.9%]
     General Mills
       2.625%, 10/24/06                    410           411
     ========================================================

     FOREIGN GOVERNMENTS [1.0%]
     United Mexican States
       5.875%, 01/15/14                    450           467
     ========================================================

     INSURANCE [7.8%]
     Aflac
       6.500%, 04/15/09                  1,000         1,140
     Allstate
       7.200%, 12/01/09                  1,015         1,213
     AXA Financial
       7.750%, 08/01/10                  1,000         1,202
     --------------------------------------------------------
     TOTAL INSURANCE                                   3,555
     ========================================================

     INVESTMENT BANKER/BROKER DEALER [8.9%]
     Goldman Sachs Group
       5.150%, 01/15/14                  1,000         1,027
     Jefferies Group
       5.500%, 03/15/16                    200           205
     Legg Mason
       6.500%, 02/15/06                    950         1,023
     Lehman Brothers Holdings
       8.250%, 06/15/07                  1,100         1,287
     Merrill Lynch
       4.000%, 11/15/07                    500           520
     --------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER             4,062
     ========================================================

     MACHINERY [2.3%]
     Caterpillar
       9.000%, 04/15/06                    620           708
     Caterpillar Finance, Ser F, MTN
       4.690%, 04/25/05                    310           321
     --------------------------------------------------------
     TOTAL MACHINERY                                   1,029
     ========================================================

     PETROLEUM & FUEL PRODUCTS [5.7%]
     Anadarko Petroleum
       5.375%, 03/01/07                    410           443


DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-------------------------------------------------------------

     ChevronTexaco
       8.625%, 06/30/10                 $  200       $   257
     ConocoPhillips
       6.375%, 03/30/09                    305           347
     Duke Capital
       5.500%, 03/01/14                    625           632
     Union Oil of California, Ser C, MTN
       7.900%, 04/18/08                    800           919
     --------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                   2,598
     ========================================================

     REAL ESTATE INVESTMENT TRUST [5.0%]
     Equity Residential Properties
       7.250%, 06/15/05                  1,000         1,063
     Kimco Realty, MTN
       6.960%, 07/16/07                  1,000         1,136
     Kimco Realty, Ser B, MTN
       7.860%, 11/01/07                     67            79
     --------------------------------------------------------
     TOTAL REAL ESTATE INVESTMENT TRUST                2,278
     ========================================================

     RETAIL [5.2%]
     Kohl's
       6.300%, 03/01/11                  1,000         1,131
     Kroger
       5.500%, 02/01/13                    450           473
     McDonald's, Ser E, MTN
       4.240%, 12/13/06                    750           775
     --------------------------------------------------------
     TOTAL RETAIL                                      2,379
     ========================================================

     TELEPHONES & TELECOMMUNICATIONS [7.1%]
     AT&T Wireless Services
       8.125%, 05/01/12                    400           487
     Deutsche Telekom International
       Finance
       5.250%, 07/22/13                    435           453
     GTE Florida, Ser D
       6.250%, 11/15/05                    200           214
     New York Telephone
       6.500%, 03/01/05                     50            52
     Pacific Bell
       6.250%, 03/01/05                    200           209
     Southwestern Bell
       6.625%, 07/15/07                    750           840
     Sprint Capital
       8.375%, 03/15/12                    350           426
     Verizon Communications
       6.360%, 04/15/06                    500           541
     --------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             3,222
     ========================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 17
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION           FACE AMOUNT (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------

     WASTE DISPOSAL [0.9%]
     Waste Management
       6.875%, 05/15/09                 $  375       $   428
     ========================================================

         TOTAL CORPORATE BONDS
           (Cost $37,932)                             39,872
         ====================================================

MORTGAGE RELATED [3.8%]
     Residential Asset Mortgage Products,
       Ser 2003-RS5, Cl AI4
       3.700%, 09/25/31                    770           777
     Residential Asset Mortgage Products,
       Ser 2003-RS6, Cl AI3
       3.080%, 12/25/28                    975           981
     --------------------------------------------------------

         TOTAL MORTGAGE RELATED
           (Cost $1,735)                               1,758
         ====================================================

ASSET-BACKED SECURITIES [3.8%]
     Capital Auto Receivables Asset Trust,
       Ser 2003-2, Cl A4A
       1.960%, 01/15/09                    975           966
     Capital Auto Receivables Asset Trust,
       Ser 2004-1, Cl A4
       2.640%, 11/17/08                    750           757
     --------------------------------------------------------

         TOTAL ASSET-BACKED SECURITIES
           (Cost $1,724)                               1,723
         ====================================================

U.S. TREASURY OBLIGATION [1.0%]
     U.S. Treasury Note
       4.250%, 11/15/13                    445           460
     --------------------------------------------------------

         TOTAL U.S. TREASURY OBLIGATION
           (Cost $463)                                   460
         ====================================================

CASH EQUIVALENT [3.0%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                          1,348,536         1,349
     --------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $1,349)                               1,349
         ====================================================

         TOTAL INVESTMENTS [99.0%]
           (Cost $43,203)                             45,162
         ====================================================


DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [1.0%]
     Investment Advisory Fees Payable                $   (15)
     Shareholder Servicing Fees Payable                   (9)
     Administration Fees Payable                          (3)
     Other Assets and Liabilities, Net                   497
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES                    470
         ====================================================

NET ASSETS:
     Paid-in-Capital -- Institutional Class
        (unlimited authorization -- $0.01 par
         value) based on 4,119,201 outstanding
         shares of beneficial interest                42,360
     Paid-in-Capital -- Class A
         (unlimited authorization -- $0.01 par
         value) based on 95,936 outstanding
         shares of beneficial interest                 1,007
     Undistributed net investment income                   1
     Accumulated net realized gain
         on investments                                  305
     Net unrealized appreciation
         on investments                                1,959
     --------------------------------------------------------
     TOTAL NET ASSETS [100.0%]                       $45,632
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($44,593,067 / 4,119,201 shares)               $10.83
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($1,039,154 / 95,936 shares)                   $10.83
     ========================================================

CL -- CLASS
MTN -- MEDIUM TERM NOTE
SER -- SERIES


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 18
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [79.2%]
     FFCB
       5.120%, 04/26/05                 $  400       $   417
     FHLB
       7.250%, 05/13/05                  1,400         1,493
       6.500%, 11/15/05                    100           108
       5.570%, 04/07/04                    100           100
       4.875%, 08/15/05                    500           524
       2.250%, 12/15/05                  7,635         7,713
       2.000%, 12/02/05                  1,000         1,003
     FHLMC
       6.990%, 07/26/06                    150           167
       4.250%, 06/15/05                  1,550         1,605
     FNMA
       4.000%, 12/15/08                  2,000         2,037
       1.410%, 06/28/04 (A)                350           350
     --------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $15,325)                             15,517
     ========================================================

U.S. TREASURY OBLIGATIONS [10.5%]
     U.S. Treasury Notes
       4.250%, 11/15/13                  1,500         1,552
       2.000%, 05/15/06                    500           504
     --------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $2,001)                               2,056
     ========================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [8.2%]
     FHLMC, Ser 2544, Cl PG
       4.500%, 08/15/16                     45            46
     FHLMC, Ser 2670, Cl QP
       4.000%, 02/15/27                  1,000         1,007
     FNMA, Ser 1993-225, Cl UB
       6.500%, 12/25/23                     50            51
     FNMA, Ser 2003-34, Cl GJ
       4.000%, 02/25/33                    504           504
     --------------------------------------------------------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
           (Cost $1,591)                               1,608
     ========================================================


DESCRIPTION                             SHARES   VALUE (000)
-------------------------------------------------------------

CASH EQUIVALENT [1.3%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                            250,464       $   250
     --------------------------------------------------------
         TOTAL CASH EQUIVALENT
           (Cost $250)                                   250
         ====================================================

         TOTAL INVESTMENTS [99.2%]
           (Cost $19,167)                             19,431
         ====================================================

OTHER ASSETS AND LIABILITIES [0.8%]
     Investment Advisory Fees Payable                     (6)
     Shareholder Servicing Fees Payable                   (4)
     Administration Fees Payable                          (1)
     Other Assets and Liabilities, Net                   162
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES                    151
         ====================================================

NET ASSETS:
     Paid-in-Capital -- Institutional Class
         (unlimited authorization -- $0.01 par
         value) based on 1,811,501 outstanding
         shares of beneficial interest                19,059
     Paid-in-Capital -- Class A
         (unlimited authorization -- $0.01 par
         value) based on 10,575 outstanding
         shares of beneficial interest                   115
     Accumulated net realized gain
         on investments                                  144
     Net unrealized appreciation
         on investments                                  264
     --------------------------------------------------------
     TOTAL NET ASSETS [100.0%]                       $19,582
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($19,467,976 / 1,811,501 shares)               $10.75
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($113,950 / 10,575 shares)                     $10.78
     ========================================================

(A) FLOATING RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2004. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 19
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS [97.0%]
     ALABAMA [1.5%]
     Jefferson County, Sewer Authority,
       Ser B-8, RB, FSA
       5.250%, 02/01/14                   $250       $   279
     ========================================================

     CALIFORNIA [73.9%]
     Acalanes, Union High School
       District Authority, Ser A, GO, FSA
       Callable 08/01/16 @ 100
       4.000%, 08/01/17                    200           201
     Anaheim, Public Finance Authority,
       Convention Center Project,
       Ser A, RB, AMBAC
       5.500%, 08/01/12                    150           174
     Anaheim, Public Finance Authority,
       Electric System Distribution
       Facilities, RB, AMBAC
       Mandatory Put 10/01/05 @ 100
       4.625%, 10/01/27                    230           241
     Berkeley, Ser C, GO, MBIA
       Callable 09/01/05 @ 102
       5.000%, 09/01/10                     95           102
     Beverly Hills, Unified School
       District Authority, Ser B, GO
       Callable 06/01/08 @ 101
       4.700%, 06/01/13                     50            53
     Big Bear Lake, Water Authority,
       RB, MBIA
       4.900%, 04/01/07                    225           246
     California State, Department of
       Water Resource Center,
       Ser A, RB, MBIA
       5.000%, 05/01/07                    200           219
     California State, Department of
       Water Resource Center, Water
       Systems Project, Ser T, RB
       Callable 12/01/08 @ 101
       5.125%, 12/01/12                    200           222
     California State, Department of
       Water Resource Center, Water
       Systems Project, Ser Y, RB, FGIC
       5.000%, 12/01/07                    250           279
     California State, Educational
       Facilities Authority, Pooled
       College & University Projects,
       Ser A, RB
       4.300%, 04/01/09                    100           107
     California State, Educational
       Facilities Authority, University
       of San Francisco, RB, MBIA
       6.000%, 10/01/08                    300           350

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     California State, GO
       5.750%, 10/01/08                   $100       $   113
     California State, GO
       Pre-Refunded @ 101 (A)
       5.750%, 03/01/05                    100           105
     California State, Infrastructure
       & Economic Development,
       Clean Water Fund, RB
       5.000%, 10/01/07                    260           289
     California State, Public Works
       Board Lease, Franchise Tax
       Board Project, Ser A, RB
       4.500%, 09/01/08                    150           161
     Coachella Valley, Water District
       Authority, Flood Control
       Project, COP, AMBAC
       Callable 10/01/07 @ 102
       5.000%, 10/01/11                    250           275
     Culver City, Redevelopment
       Finance Authority, TA,
       AMBAC
       5.500%, 11/01/14                     75            87
     East Bay-Delta, Housing &
       Finance Authority, Pass
       Thru-Lease Purchase Program,
       Ser A, RB, MBIA
       4.250%, 06/01/05                    400           415
     Evergreen School District,
       Ser C, GO, FGIC
       Callable 09/01/08 @ 101
       5.250%, 09/01/13                    200           223
     Foothill, Eastern Corridor
       Toll Road, RB, MBIA
       4.600%, 01/15/09                    150           165
     Fresno, Power Finance
       Authority, RB, AMBAC
       4.400%, 08/01/09                    100           110
     Hemet, Unified School
       District, Nutrition Center
       Project, COP, FSA
       Callable 04/01/07 @ 102
       5.750%, 04/01/17                    250           279
     Imperial District, Public
       Electric, RB
       4.250%, 11/01/06                    250           268
     Kings River, Conservation
       District, Ser F, RB
       4.400%, 01/01/09                    100           109
     Lancaster, Financing Authority,
       TA, MBIA
       5.000%, 02/01/12                    200           224


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 20
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Livermore Valley, Joint Union
       School District, Election of
       1999 Project, GO, MBIA
       Callable 08/01/12 @ 100
       5.000%, 08/01/16                   $200       $   218
     Los Angeles County, Public Works
       Finance Authority, Ser B, RB,
       MBIA
       Callable 09/01/06 @ 102
       5.250%, 09/01/14                    200           220
     Los Angeles County, Transportation
       Commission Sales Tax Authority,
       Property Second Senior Project,
       Ser A, RB, MBIA
       6.500%, 07/01/07                    200           230
     Los Angeles, Harbour Development
       Project, Ser C, RB
       Callable 11/01/06 @ 101
       5.125%, 11/01/11                    180           196
     Los Angeles, Parking Authority,
       Ser A, RB, AMBAC
       4.100%, 05/01/08                    100           108
     Los Angeles, Police Emergency
       Special Tax, RB
       5.000%, 09/01/07                    300           333
     Los Angeles, Sanitation Equipment
       Authority, Ser A, RB, MBIA
       4.000%, 02/01/07                    100           107
     Los Angeles, Ser A, GO
       5.000%, 04/01/10                    200           226
       4.000%, 09/01/11                    200           213
     Los Angeles, Ser A, GO, MBIA
       3.000%, 09/01/05                    250           257
     M-S-R Public Power, Ser G, RB,
       MBIA
       Callable 07/01/07 @ 101
       5.250%, 07/01/11                    100           110
     Modesto, Irrigation District
       Financing Authority, Domestic
       Water Project, Ser D, RB, AMBAC
       Callable 09/01/08 @ 101
       5.000%, 09/01/12                    100           111
     Oakland, Coliseum Area
       Redevelopment Project, TA
       3.900%, 09/01/11                    300           307
     Oceanside, Unified School District
       Authority, Election of 2000
       Project, Ser B, GO, MBIA
       6.000%, 08/01/07                    300           341
     Orange County, Recovery
       Certificate Authority,
       Ser A, COP, MBIA
       6.000%, 07/01/06                    250           275
       6.000%, 07/01/07                    200           227


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Pasadena, Electric Improvements
       Authority, RB, FSA
       4.500%, 06/01/07                   $160       $   174
     Pinole, Redevelopment Agency
       Project, TA, FSA
       Callable 08/01/09 @ 101
       5.250%, 08/01/14                    100           112
     Poway, Redevelopment Agency
       Project, TA, AMBAC
       Callable 12/15/11 @ 101
       5.500%, 12/15/14                    150           172
     Redlands, Recovery Certificate
       Authority, COP, AMBAC
       5.000%, 09/01/11                    110           124
     Riverside County, Redevelopment
       Agency Project, Jurupa Valley
       Project, TA, AMBAC
       4.250%, 10/01/11                    200           216
     Riverside, Electric Authority, RB, FSA
       Callable 10/01/11 @ 101
       5.000%, 10/01/12                    250           281
     Riverside, Water Authority, RB
       Callable 10/01/08 @ 101
       5.375%, 10/01/12                    100           113
     Sacramento, Municipal Utilities
       Distribution Authority,
       Ser I, RB, MBIA
       Callable 04/22/04 @ 102
       5.500%, 01/01/05                     15            15
     Saddleback, Community College
       District, 1996 Capital Improvement
       Financing Project, COP, MBIA
       Callable 06/01/06 @ 102
       5.500%, 06/01/15                    500           547
     San Bernardino County,
       Central School District,
       Ser B, GO, FSA
       7.000%, 08/01/07                    325           380
     San Diego County, Information
       Technology Systems,
       COP, AMBAC
       5.000%, 06/01/08                    100           112
     San Diego County, North County
       Regional Center for
       Expansion, COP, AMBAC
       Callable 11/15/06 @ 102
       5.250%, 11/15/14                    100           110
     San Francisco (City & County),
       Building Authority, Department
       of General Services & Leasing,
       Ser A, RB
       5.000%, 10/01/13                    400           435


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 21
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     San Francisco (City & County),
       Public Utility Authority,
       Ser A, RB, MBIA
       Callable 11/01/06 @ 101.5
       5.000%, 11/01/17                   $375       $   404
     San Jose, Redevelopment Authority,
       Merged Area Redevelopment
       Project, TA, MBIA
       6.000%, 08/01/07                    250           284
     San Juan, Unified School District,
       COP, MBIA
       Callable 06/01/07 @ 102
       5.000%, 06/01/08                    250           278
     San Mateo County, Transit District
       Authority, Ser A, RB, MBIA
       Callable 06/01/08 @ 101
       5.000%, 06/01/14                    400           439
     Sanger, Public Financing Authority,
       Utilities Systems Financing Project,
       Ser A, RB, AMBAC
       Pre-Refunded @ 102 (A)
       5.700%, 01/01/06                    325           355
     Santa Monica, Public Safety
       Facilities Project, RB
       Callable 07/01/09 @ 101
       5.250%, 07/01/14                    100           112
     Turlock, Irrigation District,
       Ser A, RB, MBIA
       4.000%, 01/01/09                    110           118
     Vallejo City, University School
       District, Election 1997 Project,
       GO, FGIC, ETM
       7.500%, 08/01/10                    275           353
     Wiseburn, School District,
       Ser A, GO, FGIC
       4.200%, 08/01/07                    125           135
     --------------------------------------------------------
     TOTAL CALIFORNIA                                 13,765
     ========================================================

     FLORIDA [3.6%]
     Dade County, Water & Sewer
       System, RB, FGIC
       Callable 10/01/07 @ 102
       5.375%, 10/01/16                    215           239
     Miami-Dade County, Expressway
       Authority, RB, FGIC
       Pre-Refunded @ 101 (A)
       6.375%, 07/01/10                    350           425
     --------------------------------------------------------
     TOTAL FLORIDA                                       664
     ========================================================


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     GEORGIA [1.2%]
     Georgia State, Metropolitan Atlanta
       Rapid Transportation Authority,
       Second Indenture Project,
       Ser A, RB, MBIA
       6.250%, 07/01/07                   $200       $   227
     ========================================================
     MICHIGAN [1.5%]
     Michigan State, Building Authority,
       Facilities Project, Ser II, RB
       Pre-Refunded @ 101 (A)
       5.000%, 10/15/07                    250           279
     ========================================================

     NEW JERSEY [1.8%]
     New Jersey State, Transportation
       Authority, COP, AMBAC
       5.000%, 09/15/06                    300           324
     ========================================================

     NEW YORK [5.6%]
     New York City, Ser D, GO, FGIC
       6.000%, 08/01/08                    250           288
     New York City, Transitional Finance
       Authority, Future Tax Secured
       Project, Ser B, RB, MBIA
       Callable 05/15/08 @ 101
       4.600%, 11/15/12                    400           423
     New York State, Dormitory
       Authority, Mount Sinai School
       of Medicine, RB, MBIA
       5.000%, 07/01/08                    300           332
     --------------------------------------------------------
     TOTAL NEW YORK                                    1,043
     ========================================================

     NEVADA [1.1%]
     Clark County, Ser B, GO
       Callable 12/01/10 @ 101
       6.000%, 12/01/12                    175           206
     ========================================================

     WASHINGTON [2.3%]
     King County, School District
       No. 414, GO, MBIA
       Callable 12/01/12 @ 100
       5.750%, 12/01/14                    225           263
     Klickitat County, Public Utility
       District No. 001, Ser B, RB
       Callable 12/01/11 @ 100
       5.250%, 12/01/14                    150           169
     --------------------------------------------------------
     TOTAL WASHINGTON                                    432
     ========================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI Charter Funds | PAGE 22
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

DESCRIPTION           FACE AMOUNT (000)/SHARES   VALUE (000)
-------------------------------------------------------------

     PUERTO RICO [4.5%]
     Puerto Rico, Electric Power
       Authority, Power Project,
       Ser CC, RB, MBIA
       Callable 07/01/07 @ 101.5
       5.250%, 07/01/09                   $100       $   111
     Puerto Rico, Electric Power
       Authority, Power Project,
       Ser DD, RB, FSA
       5.000%, 07/01/05                    200           210
     Puerto Rico, Electric
       Power Authority, Power
       Project, Ser X, RB
       Pre-Refunded @ 102 (A)
       6.000%, 07/01/05                    350           378
     Puerto Rico, Municipal Finance
       Agency, Ser A, RB, FSA
       Callable 07/01/07 @ 101.5
       5.250%, 07/01/10                    130           144
     --------------------------------------------------------
     TOTAL PUERTO RICO                                   843
     ========================================================

         TOTAL MUNICIPAL BONDS
           (Cost $17,623)                             18,062
         ====================================================

CASH EQUIVALENT [0.8%]
     SEI Tax Exempt Trust,
       California Tax Exempt Fund,
       Cl A                           153,898            154
     --------------------------------------------------------
         TOTAL CASH EQUIVALENT
           (Cost $154)                                   154
         ====================================================

         TOTAL INVESTMENTS [97.8%]
           (Cost $17,777)                             18,216
         ====================================================

OTHER ASSETS AND LIABILITIES [2.2%]
     Investment Advisory Fees Payable                     (2)
     Shareholder Servicing Fees Payable                   (4)
     Administration Fees Payable                          (1)
     Other Assets and Liabilities, Net                   424
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES                    417
         ====================================================


DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital -- Institutional Class
         (unlimited authorization -- $0.01 par
         value) based on 1,649,271 outstanding
         shares of beneficial interest               $16,796
     Paid-in-Capital -- Class A
         (unlimited authorization -- $0.01 par
         value) based on 128,256 outstanding
         shares of beneficial interest                 1,361
     Undistributed net investment income                   1
     Accumulated net realized gain
         on investments                                   36
     Net unrealized appreciation
         on investments                                  439
     --------------------------------------------------------
     TOTAL NET ASSETS [ 100.0%]                      $18,633
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($17,285,490 / 1,649,271 shares)               $10.48
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($1,347,605 / 128,256 shares)                  $10.51
     ========================================================

(A) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 23
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

CORPORATE BONDS [94.7%]
     AEROSPACE & DEFENSE [1.0%]
     DRS Technologies
       6.875%, 11/01/13                   $100       $   104
     Esterline Technologies
       7.750%, 06/15/13                    100           106
     Sequa, Ser B
       8.875%, 04/01/08                    150           167
     --------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                           377
     ========================================================

     AIRLINES [0.4%]
     American Airlines, Ser 2001-2
       7.800%, 04/01/08                    150           141
     ========================================================

     APPAREL/TEXTILES [0.5%]
     Levi Strauss
       7.000%, 11/01/06                    100            74
     Warnaco
       8.875%, 06/15/13                    100           108
     --------------------------------------------------------
     TOTAL APPAREL/TEXTILES                              182
     ========================================================

     AUTO RENT & LEASE [0.8%]
     NationsRent (A)
       9.500%, 10/15/10                    100           108
     Rent-Way
       11.875%, 06/15/10                   100           112
     United Rentals
       7.750%, 11/15/13                    100            98
     --------------------------------------------------------
     TOTAL AUTO RENT & LEASE                             318
     ========================================================

     AUTOPARTS [1.7%]
     Collins & Aikman Products
       10.750%, 12/31/11                   150           154
     Group 1 Automotive
       8.250%, 08/15/13                    100           110
     Metaldyne (A)
       10.000%, 11/01/13                   100            99
     TRW Automotive
       11.000%, 02/15/13                    98           117
     Tenneco Automotive (A)
       10.250%, 07/15/13                    50            58
     Tenneco Automotive, Ser B
       10.250%, 07/15/13                   100           115
     --------------------------------------------------------
     TOTAL AUTOPARTS                                     653
     ========================================================


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

     BROADCASTING, NEWSPAPERS & ADVERTISING [6.6%]
     Adelphia Communications, Ser B (E)
       10.500%, 07/15/04                  $100       $    98
     Advanstar Communications
       10.750%, 08/15/10                   100           110
     CSC Holdings
       9.875%, 02/15/13                     50            52
       7.625%, 07/15/18                    100           105
     Cablevision Systems (A)
       8.000%, 04/15/12                     50            50
     Century Communications,
       Ser B (E)
       11.170%, 01/15/08                   100            62
     Charter Communications Holdings
       10.000%, 05/15/11                   100            83
       8.750%, 11/15/13 (A)                250           255
       8.625%, 04/01/09                    100            82
     Entravision Communications
       8.125%, 03/15/09                    100           107
     Frontier Vision Holdings (E)
       11.875%, 09/15/07                   100           121
     Gray Television
       9.250%, 12/15/11                    100           112
     Insight Communications (B)
       11.250%, 02/15/11                   200           169
     Interep National Radio Sales, Ser B
       10.000%, 07/01/08                   100            90
     Mediacom Capital
       7.875%, 02/15/11                    200           193
     Nexstar Finance Holdings (B)
       9.493%, 04/01/13                    200           147
     Olympus Communications, Ser B (E)
       10.625%, 11/15/06                   100           120
     Paxson Communications (B)
       11.034%, 01/15/09                   100            85
     Salem Communication Holdings, Ser B
       9.000%, 07/01/11                    100           109
     Telenet Group Holding (A) (B)
       11.120%, 06/15/14                   200           122
     Videotron Ltee
       6.875%, 01/15/14                    100           105
     Vivendi Universal
       9.250%, 04/15/10                    150           179
     --------------------------------------------------------
     TOTAL BROADCASTING, NEWSPAPERS
       & ADVERTISING                                   2,556
     ========================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 24
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     BUILDING & CONSTRUCTION [2.8%]
     Beazer Homes USA
       8.375%, 04/15/12                   $100       $   112
     Brand Services
       12.000%, 10/15/12                   150           175
     Dayton Superior
       13.000%, 06/15/09                   100            82
     International Utility Structures (E)
       10.750%, 02/01/08                   100            20
     Nortek, Ser B
       9.875%, 06/15/11                    100           112
     North American Energy Partners (A)
       8.750%, 12/01/11                    150           150
     Technical Olympic USA (A)
       7.500%, 03/15/11                    200           200
     Texas Industries
       10.250%, 06/15/11                   100           114
     William Lyon Homes
       10.750%, 04/01/13                   100           118
     --------------------------------------------------------
     TOTAL BUILDING & CONSTRUCTION                     1,083
     ========================================================

     BUSINESS SERVICES [0.7%]
     Corrections (A)
       7.500%, 05/01/11                    100           106
     Geo Group
       8.250%, 07/15/13                    150           158
     --------------------------------------------------------
     TOTAL BUSINESS SERVICES                             264
     ========================================================

     CHEMICALS [4.3%]
     Acetex
       10.875%, 08/01/09                   150           164
     Equistar Chemicals
       10.625%, 05/01/11                   150           162
     FMC
       10.250%, 11/01/09                   100           117
     Huntsman ICI Chemicals
       10.125%, 07/01/09                   100           102
     IMC Global
       10.875%, 08/01/13                   100           125
     IMC Global, Ser B
       11.250%, 06/01/11                   100           118
     Lyondell Chemical
       11.125%, 07/15/12                   100           107
       10.500%, 06/01/13                   100           106
     Nalco (A)
       7.750%, 11/15/11                    100           105
     PolyOne
       10.625%, 05/15/10                   100           102


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Rockwood Specialties Group
       10.625%, 05/15/11                  $100       $   111
     Terra Capital
       11.500%, 06/01/10                   100           109
     United Industries, Ser D
       9.875%, 04/01/09                    200           210
     --------------------------------------------------------
     TOTAL CHEMICALS                                   1,638
     ========================================================

     COMMERCIAL SERVICES [1.0%]
     Iron Mountain
       8.625%, 04/01/13                    100           109
     Salton
       12.250%, 04/15/08                   150           147
     The Brickman Group, Ser B
       11.750%, 12/15/09                   100           116
     --------------------------------------------------------
     TOTAL COMMERCIAL SERVICES                           372
     ========================================================

     COMPUTER SYSTEM DESIGN & SERVICES [0.2%]
     Unisys
       7.875%, 04/01/08                    100           103
     ========================================================

     CONSUMER PRODUCTS & SERVICES [3.4%]
     Armkel Finance
       9.500%, 08/15/09                    100           110
     Johnsondiversey Holdings (B)
       10.073%, 05/15/13                   100            75
     Johnsondiversey, Ser B
       9.625%, 05/15/12                    150           163
     Jostens
       12.750%, 05/01/10                   100           113
     NBTY, Ser B
       8.625%, 09/15/07                    100           102
     Playtex Products
       9.375%, 06/01/11                    200           192
     Prestige Brands (A)
       9.250%, 04/15/12                    150           150
     Revlon Consumer Products
       12.000%, 12/01/05                   150           163
     Sealy Mattress (A)
       8.250%, 06/15/14                    150           151
     WH Holdings (A)
       9.500%, 04/01/11                    100           105
     --------------------------------------------------------
     TOTAL CONSUMER PRODUCTS & SERVICES                1,324
     ========================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 25
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     CONTAINERS & PACKAGING [1.9%]
     Berry Plastics
       10.750%, 07/15/12                  $100       $   113
     Four M, Ser B
       12.000%, 06/01/06                   100            99
     Owens-Illinois
       8.100%, 05/15/07                    100           102
     Plastipak Holdings
       10.750%, 09/01/11                   100           108
     Pliant
       13.000%, 06/01/10                   100            87
     Radnor Holdings
       11.000%, 03/15/10                   100            81
     US Can
       10.875%, 07/15/10                   150           158
     --------------------------------------------------------
     TOTAL CONTAINERS & PACKAGING                        748
     ========================================================

     DAY CARE [0.2%]
     La Petite Acadamy, Ser B
       10.000%, 05/15/08                   100            77
     ========================================================

     DIVERSIFIED OPERATIONS [3.3%]
     Grey Wolf
       8.875%, 07/01/07                     34            35
     JII Holdings (B)
       17.408%, 04/01/07                    70            63
     Jacuzzi Brands
       9.625%, 07/01/10                    150           166
     Kansas City Southern
       9.500%, 10/01/08                    100           111
     National Waterworks, Ser B
       10.500%, 12/01/12                   100           113
     Poindexter J.B. (A)
       8.750%, 03/15/14                    200           205
     Reddy Ice Group
       8.875%, 08/01/11                    100           107
     TD Funding
       8.375%, 07/15/11                    100           106
     Tekni-Plex, Ser B
       12.750%, 06/15/10                   100           105
     Trinity Industries (A)
       6.500%, 03/15/14                    200           200
     Werner Holdings, Ser A
       10.000%, 11/15/07                   100            75
     --------------------------------------------------------
     TOTAL DIVERSIFIED OPERATIONS                      1,286
     ========================================================


DESCRIPTION                  FACE AMOUNT (000)  VALUE (000)
-------------------------------------------------------------

     ELECTRICAL PRODUCTS [7.4%]
     AES
       9.375%, 09/15/10                   $ 19       $    21
       9.000%, 05/15/15 (A)                100           110
       7.750%, 03/01/14                    100           100
     Allegheny Energy Supply
       7.800%, 03/15/11                    200           195
     CMS Energy
       7.500%, 01/15/09                    100           103
     Calpine
       9.875%, 12/01/11 (A)                100            96
       8.500%, 07/15/10 (A)                150           138
       8.500%, 02/15/11                    100            73
     Calpine Generating (A) (F)
       7.000%, 07/01/04                    200           191
     Cogentrix Energy, Ser B
       8.750%, 10/15/08                    150           158
     Edison Mission Energy
       7.730%, 06/15/09                    150           145
     General Cable (A)
       9.500%, 11/15/10                    100           110
     L-3 Communications
       6.125%, 07/15/13                    100           103
     Mirant Americas (E)
       7.625%, 05/01/06                    150           111
     Motors & Gears, Ser D
       10.750%, 11/15/06                   150           129
     NRG Energy (A)
       8.000%, 12/15/13                    200           207
     PSEG Energy Holdings
       7.750%, 04/16/07                    100           106
     Reliant Resources
       9.500%, 07/15/13                    150           165
     Sanmina-SCI
       10.375%, 01/15/10                   100           118
     Sierra Pacific Resources (A)
       8.625%, 03/15/14                    200           203
     TNP Enterprises, Ser B
       10.250%, 04/01/10                   100           109
     Utilicorp Canada Finance
       7.750%, 06/15/11                    150           144
     --------------------------------------------------------
     TOTAL ELECTRICAL PRODUCTS                         2,835
     ========================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 26
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     ENTERTAINMENT [14.2%]
     AMC Entertainment
       9.875%, 02/01/12                   $100       $   109
       9.500%, 02/01/11                     72            75
     Ameristar Casinos
       10.750%, 02/15/09                   100           116
     Argosy Gaming (A)
       7.000%, 01/15/14                    200           209
     Aztar
       9.000%, 08/15/11                    100           112
       8.875%, 05/15/07                    100           103
     Bluegreen, Ser B
       10.500%, 04/01/08                   150           154
     Boca Resorts
       9.875%, 04/15/09                    150           158
     Bombardier Recreational
       Products (A)
       8.375%, 12/15/13                    100           103
     Carmike Cinemas (A)
       7.500%, 02/15/14                    200           203
     Cinemark USA
       9.000%, 02/01/13                    100           109
     Circus & Eldorado Joint Venture/
       Silver Legacy Capital
       10.125%, 03/01/12                   100           102
     Coast Hotels & Casinos
       9.500%, 04/01/09                    225           236
     Diamond Jo (A)
       8.750%, 04/15/12                    200           198
     Equinox Holdings (A)
       9.000%, 12/15/09                    100           105
     HMH Properties, Ser B
       7.875%, 08/01/08                    150           156
     Hard Rock Hotel
       8.875%, 06/01/13                    200           214
     Hockey
       11.250%, 04/15/09                   100           112
     Horseshoe Gaming Holdings, Ser B
       8.625%, 05/15/09                    100           105
     Inn of Mountain Gods Resort
       & Casino (A)
       12.000%, 11/15/10                   100           108
     Intrawest
       10.500%, 02/01/10                   100           110
     Isle of Capri Casinos (A)
       7.000%, 03/01/14                    150           151
     John Q Hammons Hotels, Ser B
       8.875%, 05/15/12                    100           111
     Kerzner International
       8.875%, 08/15/11                    150           166
     MGM Mirage (A)
       5.875%, 02/27/14                    250           250


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     MTR Gaming Group, Ser B
       9.750%, 04/01/10                   $200       $   212
     Majestic Star Casino
       9.500%, 10/15/10                    200           211
     Mandalay Resort Group
       6.450%, 02/01/06                     60            63
     Mandalay Resort Group, Ser B
       10.250%, 08/01/07                   100           118
     Mohegan Tribal Gaming
       8.375%, 07/01/11                    100           110
     Muzak
       9.875%, 03/15/09                    100            96
     Old Evangeline Downs
       13.000%, 03/01/10                   150           170
     Peninsula Gaming, Ser B
       12.250%, 07/01/06                   100           108
     Penn National Gaming
       8.875%, 03/15/10                    100           109
       6.875%, 12/01/11 (A)                100           102
     Scientific Games, Ser B
       12.500%, 08/15/10                   100           118
     Six Flags
       9.750%, 04/15/13                    150           159
     Speedway Motorsports
       6.750%, 06/01/13                    100           106
     Waterford Gaming
       8.625%, 09/15/12                    140           150
     Windsor Woodmount Black
       Hawk, Ser B (E)
       13.000%, 03/15/05                   100            65
     --------------------------------------------------------
     TOTAL ENTERTAINMENT                               5,472
     ========================================================

     FINANCIAL SERVICES [2.3%]
     Alamosa Delaware (A)
       8.500%, 01/31/12                    150           143
     Caithness Coso Fund, Ser B
       9.050%, 12/15/09                     84            94
     Chukchansi Economic
       Development Authority (A)
       14.500%, 06/15/09                   150           176
     Couche-Tard Finance (A)
       7.500%, 12/15/13                    100           107
     ESI Tractebel Acquisitions, Ser B
       7.990%, 12/30/11                     70            72
     Gemstone Investor (A)
       7.710%, 10/31/04                    100           100
     Ship Finance International (A)
       8.500%, 12/15/13                    200           196
     --------------------------------------------------------
     TOTAL FINANCIAL SERVICES                            888
     ========================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 27
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------

     FOOD & BEVERAGE [5.7%]
     Aurora Foods, Ser B (E)
       9.875%, 02/15/07                   $100       $    85
     Del Monte
       8.625%, 12/15/12                     50            56
     Del Monte, Ser B
       9.250%, 05/15/11                    150           169
     Dimon, Ser B
       9.625%, 10/15/11                    100           108
     Dole Foods
       8.875%, 03/15/11                    100           109
     Dominos
       8.250%, 07/01/11                    100           108
     Friendly Ice Cream (A)
       8.375%, 06/15/12                    100           103
     Great Atlantic & Pacific Tea
       9.125%, 12/15/11                    100            87
     Herbalife International
       11.750%, 07/15/10                   100           115
     Land O' Lakes
       8.750%, 11/15/11                    200           178
     Le-Natures (A)
       9.500%, 06/15/13                    150           159
     Merisant (A)
       9.500%, 07/15/13                    100            99
     National Wine & Spirits
       10.125%, 01/15/09                   100            96
     Pantry (A)
       7.750%, 02/15/14                    100           100
     Pilgrim's Pride
       9.625%, 09/15/11                    100           108
     Pinnacle Foods (A)
       8.250%, 12/01/13                    200           213
     Premier International Foods PLC
       12.000%, 09/01/09                   100           108
     Swift
       12.500%, 01/01/10                   200           214
     --------------------------------------------------------
     TOTAL FOOD & BEVERAGE                             2,215
     ========================================================

     FORESTRY [0.5%]
     Riverside Forest Products (A)
       7.875%, 03/01/14                    100           103
     Tembec Industries
       7.750%, 03/15/12                    100            97
     --------------------------------------------------------
     TOTAL FORESTRY                                      200
     ========================================================


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     HOUSEHOLD FURNITURE & FIXTURES [0.3%]
     Sealy Mattress, Ser B
       9.875%, 12/15/07                   $100       $   103
     ========================================================

     MACHINERY [3.9%]
     AK Steel
       7.875%, 02/15/09                    150           137
     Briggs & Stratton
       8.875%, 03/15/11                    150           185
     Building Materials, Ser B
       8.000%, 10/15/07                    100           100
       7.750%, 07/15/05                    200           203
     Case New Holland (A)
       9.250%, 08/01/11                    100           113
     Cummins
       9.500%, 12/01/10                    100           118
     Grant Prideco Escrow
       9.000%, 12/15/09                    136           153
     Intermet
       9.750%, 06/15/09                    100            95
     Mail-Well I
       9.625%, 03/15/12                    100           110
     Resolution Performance Products
       13.500%, 11/15/10                   100            84
     Terex (A)
       7.375%, 01/15/14                    100           107
     Trimas
       9.875%, 06/15/12                    100           109
     --------------------------------------------------------
     TOTAL MACHINERY                                   1,514
     ========================================================

     MEDICAL [3.8%]
     Alpharma (A)
       8.625%, 05/01/11                    100           105
     Ardent Health Services
       10.000%, 08/15/13                   100           111
     Beverly Enterprises
       9.625%, 04/15/09                    200           228
     Bio-Rad Laboratories
       7.500%, 08/15/13                    100           110
     Biovail
       7.875%, 04/01/10                    100            98
     Concentra Operating
       9.500%, 08/15/10                    100           111
     Extendicare Health Services
       9.350%, 12/15/07                    100           103
     Genesis HealthCare (A)
       8.000%, 10/15/13                    100           107
     Pacificare Health Systems
       10.750%, 06/01/09                    65            76


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 28
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Triad Hospitals, Ser B
       8.750%, 05/01/09                   $100       $   109
     Universal Hospital Services (A)
       10.125%, 11/01/11                   200           216
     Vanguard Health Systems
       9.750%, 08/01/11                    100           108
     --------------------------------------------------------
     TOTAL MEDICAL                                     1,482
     ========================================================

     OFFICE FURNITURE & FIXTURES [0.7%]
     Interface (A)
       9.500%, 02/01/14                    100            99
     Xerox
       7.625%, 06/15/13                    100           106
       7.125%, 06/15/10                     50            53
     --------------------------------------------------------
     TOTAL OFFICE FURNITURE & FIXTURES                   258
     ========================================================

     PAPER & PAPER PRODUCTS [2.3%]
     Appleton Papers, Ser B
       12.500%, 12/15/08                   100           113
     Georgia-Pacific
       7.700%, 06/15/15                    100           109
     JSG Funding
       9.625%, 10/01/12                    100           113
     Newark Group (A)
       9.750%, 03/15/14                    200           197
     Norampac
       6.750%, 06/01/13                    100           106
     Norske Skog Canada (A)
       7.375%, 03/01/14                    250           258
     --------------------------------------------------------
     TOTAL PAPER & PAPER PRODUCTS                        896
     ========================================================

     PETROLEUM & FUEL PRODUCTS [6.5%]
     Belden & Blake, Ser B
       9.875%, 06/15/07                    200           196
     Chesepeake Energy
       6.875%, 01/15/16                    112           118
     Comstock Resources
       6.875%, 03/01/12                    150           153
     Dynegy Holdings
       10.125%, 07/15/13 (A)               150           165
       6.875%, 04/01/11                    100            87
     El Paso
       7.000%, 05/15/11                    200           171
     El Paso Natural Gas
       7.625%, 08/01/10                    150           154
     El Paso Production Holding
       7.750%, 06/01/13                    200           185


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Forest Oil
       8.000%, 06/15/08                   $150       $   166
     GulfTerra Energy, Ser B
       8.500%, 06/01/10                    170           196
     Parker Drilling
       9.625%, 10/01/13                    150           165
     Plains Exploration & Production,
       Ser B
       8.750%, 07/01/12                    150           169
     Pride International
       9.375%, 05/01/07                     54            55
     Swift Energy
       9.375%, 05/01/12                    100           112
     Vintage Petroleum
       7.875%, 05/15/11                    100           108
     Williams
       7.625%, 07/15/19                     50            51
       6.500%, 08/01/06                    100           104
     Wiser Oil
       9.500%, 05/15/07                    150           149
     --------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                   2,504
     ========================================================

     PRINTING & PUBLISHING [2.2%]
     American Color Graphics
       10.000%, 06/15/10                   100            88
     Canwest Media
       10.625%, 05/15/11                   100           114
     Dex Media (A) (B)
       9.468%, 11/15/13                    200           128
     Dex Media East
       9.875%, 11/15/09                    100           113
     Dex Media West (A)
       8.500%, 08/15/10                    100           110
     Garden State Newspapers
       8.625%, 07/01/11                    100           105
     Haights Cross Operating
       11.750%, 08/15/11                   100           108
     Primedia (A)
       8.000%, 05/15/13                    100           100
     --------------------------------------------------------
     TOTAL PRINTING & PUBLISHING                         866
     ========================================================

     REAL ESTATE [0.3%]
     LNR Property (A)
       7.250%, 10/15/13                    100           105
     ========================================================

     RETAIL [4.6%]
     Amerigas Partner
       8.875%, 05/20/11                    100           111
     Asbury Automotive Group
       9.000%, 06/15/12                    150           161


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 29
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------
     Autonation
       9.000%, 08/01/08                   $100       $   117
     CKE Restaurants
       9.125%, 05/01/09                    100           104
     Cole National Group
       8.875%, 05/15/12                    100           115
     General Nutrition Centers (A)
       8.500%, 12/01/10                    500           525
     JC Penney, Ser A, MTN
       7.050%, 05/23/05                    100           105
     Pep Boys
       7.000%, 06/01/05                    150           155
     Petro Stopping Centers (A)
       9.000%, 02/15/12                    100           103
     Rite Aid
       8.125%, 05/01/10                    100           107
     United Auto Group
       9.625%, 03/15/12                    150           167
     --------------------------------------------------------
     TOTAL RETAIL                                      1,770
     ========================================================

     RUBBER & PLASTIC [0.4%]
     Applied Extrusion Technologies, Ser B
       10.750%, 07/01/11                   200           163
     ========================================================

     SEMI-CONDUCTORS/INSTRUMENTS [0.7%]
     Fisher Scientific International
       8.000%, 09/01/13                    150           168
     Viasystems (A)
       10.500%, 01/15/11                   100           112
     --------------------------------------------------------
     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                   280
     ========================================================

     STEEL & STEEL WORKS [0.3%]
     Gerdau Ameristeel
       10.375%, 07/15/11                   100           113
     ========================================================

     TELEPHONES & TELECOMMUNICATIONS [7.8%]
     Alamosa Holdings (B)
       14.358%, 02/15/10                   150           126
     Atlantic Broadband (A)
       9.375%, 01/15/14                    200           197
     Centennial Communications
       10.125%, 06/15/13                   100           103
       8.125%, 02/01/14 (A)                100            92
     Crown Castle International
       7.500%, 12/01/13                    100            98
     Insight Midwest
       9.750%, 10/01/09                    150           156
     --------------------------------------------------------


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Level 3 Communications
       16.118%, 12/01/08 (B)              $150       $   123
       9.125%, 05/01/08                    200           162
     Lucent Technologies
       5.500%, 11/15/08                    250           242
     Nextel Communications
       7.375%, 08/01/15                    100           108
     Nextel Partners
       8.125%, 07/01/11                    150           159
     Qwest
       5.625%, 11/15/08                    100           100
     Qwest Communications
       International (A)
       7.500%, 02/15/14                    200           189
     RCN (E)
       10.125%, 01/15/10                   100            47
     Rogers Wireless
       9.625%, 05/01/11                    100           122
     Rural Cellular
       9.750%, 01/15/10                    100            90
     SBA Telecommunications (A) (B)
       9.750%, 12/15/11                    150           105
     Time Warner Telecommunications
       10.125%, 02/01/11                   100            92
     Triton PCS
       8.500%, 06/01/13                    150           160
     UbiquiTel Operating
       12.252%, 04/15/10 (B)               200           188
       9.875%, 03/01/11 (A)                200           195
     Western Wireless
     --------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             3,008
     ========================================================

     WASTE DISPOSAL [0.6%]
     Allied Waste North America, Ser B
       10.000%, 08/01/09                   100           107
     IESI
       10.250%, 06/15/12                   100           110
     --------------------------------------------------------
     TOTAL WASTE DISPOSAL                                217
     ========================================================

     WHOLESALE [1.4%]
     Alaris Medical
       7.250%, 07/01/11                    100           106
     B&G Foods, Ser D
       9.625%, 08/01/07                    100           103
     Collins & Aikman Floor Cover, Ser B
       9.750%, 02/15/10                    100           107
     --------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 30
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONCLUDED)

DESCRIPTION           FACE AMOUNT (000)/SHARES   VALUE (000)
-------------------------------------------------------------

     National Beef Packing (A)
       10.500%, 08/01/11                  $200       $   206
     --------------------------------------------------------
     TOTAL WHOLESALE                                     522
     ========================================================

         TOTAL CORPORATE BONDS
           (Cost $34,771)                             36,533
         ====================================================

COMMON STOCK [0.4%]
     COMMERCIAL SERVICES [0.4%]
     Magellan Health Services*          4,924            138
     ========================================================

     PETROLEUM REFINING [0.0%]
     Southwest Royalties, Cl A (C) (D)*   784             20
     ========================================================


         TOTAL COMMON STOCK
           (Cost $156)                                   158
         ====================================================

CONVERTIBLE BOND [0.3%]
     Key Energy Services, Convertible
       to 25.9740 Shares
       5.000%, 09/15/04                    100           100
     --------------------------------------------------------

         TOTAL CONVERTIBLE BOND
           (Cost $97)                                    100
         ====================================================

CASH EQUIVALENT [2.1%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                           824,765            825
     --------------------------------------------------------
         TOTAL CASH EQUIVALENT
           (Cost $825)                                   825
         ====================================================

WARRANTS [0.0%]
     Dayton Superior,
       Expires 06/15/09 (A)               100             --
     Diva Systems,
       Expires 03/01/08 (A)               600             --
     Pliant, Expires 01/01/10 (A)         100             --
     --------------------------------------------------------
         TOTAL WARRANTS
           (Cost $0)                                      --
         ====================================================

         TOTAL INVESTMENTS [97.5%]
           (Cost $35,849)                             37,616
         ====================================================


DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [2.5%]
     Investment Advisory Fees Payable                $   (20)
     Shareholder Servicing Fees Payable                   (8)
     Administration Fees Payable                          (3)
     Other Assets and Liabilities, Net                   986
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES                    955
         ====================================================

NET ASSETS:
     Paid-in-Capital -- Institutional Class
         (unlimited authorization -- $0.01 par
         value) based on 1,931,642 outstanding
         shares of beneficial interest                18,390
     Paid-in-Capital -- Class A
         (unlimited authorization -- $0.01 par
         value) based on 2,223,705 outstanding
         shares of beneficial interest                19,867
     Distribution in excess of net
         investment income                                (3)
     Accumulated net realized loss
         on investments                               (1,450)
     Net unrealized appreciation
         on investments                                1,767
     ========================================================
     TOTAL NET ASSETS [100.0%]                       $38,571
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($17,931,604 / 1,931,642 shares)                $9.28
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($20,639,174 / 2,223,705 shares)                $9.28
     ========================================================

* NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2004. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) SECURITY IS VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH BY THE BOARD OF TRUSTEES OF THE TRUST.
(D) SECURITY CONSIDERED ILLIQUID
(E) SECURITY IN DEFAULT ON INTEREST PAYMENTS
(F) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2004. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
CL -- CLASS
PLC -- PUBLIC LIMITED COMPANY
MTN -- MEDIUM TERM NOTE
SER -- SERIES


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 31
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

COMMERCIAL PAPER (A) [33.3%]
     ASSET-BACKED SECURITIES [14.5%]
     Barton Capital
       1.033%, 04/19/04                $23,000      $ 22,988
       1.041%, 04/20/04                    250           250
     Giro Multi-Funding
       1.021%, 04/20/04                 22,000        21,988
     Premier Asset (B)
       1.050%, 05/17/04                 22,000        21,971
     Sigma Finance (B)
       1.030%, 07/16/04                 16,000        15,951
     --------------------------------------------------------
     TOTAL ASSET-BACKED SECURITIES                    83,148
     ========================================================

     BANKS [15.0%]
     Banc of America
       1.023%, 04/14/04                 22,000        21,992
     Bank One
       1.010%, 05/04/04                 20,000        19,982
     Societe Generale
       1.094%, 04/05/04                 22,000        21,997
       1.021%, 05/03/04                    100           100
     UBS Financial
       1.010%, 05/03/04                 22,000        21,980
     --------------------------------------------------------
     TOTAL BANKS                                      86,051
     ========================================================

     GOVERNMENT AGENCY [3.8%]
     Los Angeles, Metropolitan
       Transportation Authority
       1.053%, 04/14/04                 22,000        21,992
     --------------------------------------------------------

         TOTAL COMMERCIAL PAPER
           (Cost $191,191)                           191,191
         ====================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [11.4%]
     FHLB (A)
       1.120%, 05/07/04                 30,000        29,967
     FHLB, Ser 7R04
       5.605%, 04/08/04                  5,310         5,314
     FHLMC
       1.185%, 08/06/04                 30,000        30,000
     --------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $65,281)                             65,281
         ====================================================

CORPORATE OBLIGATIONS [6.6%]
     BANKS [0.2%]
     Bank One
       7.250%, 08/15/04                  1,170         1,195
     ========================================================


DESCRIPTION           FACE AMOUNT (000)/SHARES   VALUE (000)
-------------------------------------------------------------

     FINANCIAL SERVICES [3.6%]
     American General Finance,
       Ser F, MTN
       7.450%, 01/15/05                $14,500      $ 15,206
     International Lease Finance,
       Ser M, MTN
       4.750%, 01/18/05                  5,000         5,138
     --------------------------------------------------------
     TOTAL FINANCIAL SERVICES                         20,344
     ========================================================

     SECURITY BROKERS & DEALERS [2.8%]
     Goldman Sachs Group, Ser E,
       MTN
       7.500%, 01/28/05                 15,349        16,134
     ========================================================

         TOTAL CORPORATE OBLIGATIONS
           (Cost $37,673)                             37,673
         ====================================================

CERTIFICATES OF DEPOSIT [3.8%]
     First Tennessee Bank
       1.030%, 05/03/04                 22,000        22,000
     --------------------------------------------------------
         TOTAL CERTIFICATES OF DEPOSIT
           (Cost $22,000)                             22,000
         ====================================================

CASH EQUIVALENT [0.1%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                           302,252            302
     --------------------------------------------------------
         TOTAL CASH EQUIVALENT
           (Cost $302)                                   302
         ====================================================

REPURCHASE AGREEMENTS [44.8%]
     BancOne Capital Markets
       1.060%, dated 03/31/04, repurchased
       on 04/01/04, repurchase price
       $25,000,736 (collateralized by
       U.S. Government Obligations,
       ranging in par value
       $135,000-$25,300,000,
       1.057% (A)-1.084% (A),
       08/12/04-09/22/04;
       with total market value
       $25,504,523)(C)                 25,000         25,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 32
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Bear Stearns
       1.070%, dated 03/31/04, repurchased
       on 04/01/04, repurchase price
       $85,002,526 (collateralized by
       U.S. Government Obligations,
       ranging in par value $4,747,267-
       $8,875,087, 5.000%-7.500%,
       02/01/18-03/01/34; with total
       market value $86,701,973)(C)    $85,000      $ 85,000
     Credit Suisse First Boston
       1.060%, dated 03/31/04, repurchased
       on 04/01/04, repurchase price
       $20,000,589 (collateralized by
       a U.S. Government Obligation,
       par value $20,150,000, 4.500%,
       02/01/19; with total market
       value $20,401,158)(C)            20,000        20,000
     Deutsche Bank
       1.060%, dated 03/31/04, repurchased
       on 04/01/04, repurchase price
       $300,00,883 (collateralized by a
       U.S. Government Obligation, par
       value $30,450,000, 2.510% (A),
       01/12/07; with total market
       value $30,600,364)(C)            30,000        30,000
     Lehman Brothers
       1.050%, dated 03/31/04, repurchased
       on 04/01/04, repurchase price
       $96,802,823 (collateralized by
       U.S. Government Obligations,
       ranging in par value $2,025,000-
       $50,000,000, 4.500%-7.000%,
       07/01/16-10/01/18; with total
       market value $98,732,906)(C)     96,800        96,800
     --------------------------------------------------------
         TOTAL REPURCHASE AGREEMENTS
           (Cost $256,800)                           256,800
         ====================================================

         TOTAL INVESTMENTS [100.0%]
           (Cost $573,247)                           573,247
         ====================================================

OTHER ASSETS AND LIABILITIES [0.0%]
     Investment Advisory Fees Payable                   (125)
     Shareholder Servicing Fees Payable                 (153)
     Administration Fees Payable                         (44)
     Other Assets and Liabilities, Net                   556
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES                    234
         ====================================================


DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital -- Institutional Class
         (unlimited authorization -- $0.01 par
         value) based on 300,844,356 outstanding
         shares of beneficial interest              $300,785
     Paid-in-Capital -- Class A
         (unlimited authorization -- $0.01 par
         value) based on 167,473,515 outstanding
         shares of beneficial interest               167,449
     Paid-in-Capital -- Class S
         (unlimited authorization -- $0.01 par
         value) based on 105,663,449 outstanding
         shares of beneficial interest               105,654
     Accumulated net realized loss
         on investments                                 (407)
     --------------------------------------------------------
     TOTAL NET ASSETS [100.0%]                      $573,481
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($300,706,523 / 300,844,356 shares)             $1.00
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($167,202,141 / 167,473,515 shares)             $1.00
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class S
       ($105,572,681 / 105,663,449 shares)             $1.00
     ========================================================

(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(C) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 33
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [55.6%]
     FFCB (A)
       1.036%, 08/25/04               $ 35,000    $   34,854
     FHLB
       1.500%, 03/01/05                 20,770        20,770
       1.470%, 03/01/05                 25,000        25,000
       1.150%, 03/16/05                 14,240        14,240
       1.400%, 04/01/05                 15,000        14,994
       1.150%, 04/13/05                 25,000        25,000
     FHLB (A)
       0.941%, 04/02/04                 86,852        86,850
       0.980%, 04/07/04                 25,000        24,996
       1.112%, 05/07/04                 10,000         9,989
       1.025%, 09/23/04                 35,000        34,826
     FHLMC
       3.750%, 04/15/04                  8,743         8,751
       1.185%, 08/06/04                 70,000        70,000
     FHLMC (A)
       0.990%, 04/01/04                 50,000        50,000
       0.960%, 04/06/04                 22,821        22,818
     FHLMC, MTN
       1.375%, 11/09/04                 50,000        50,000
       1.520%, 11/19/04                 14,700        14,700
     FNMA
       1.500%, 12/03/04                  1,400         1,400
     FNMA (A)
       0.960%, 04/01/04                550,000       550,000
       1.286%, 04/02/04                 25,000        24,999
       1.003%, 07/07/04                 25,000        24,933
       1.004%, 07/08/04                 50,000        49,864
     --------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $1,158,984)                       1,158,984
     ========================================================

U.S. TREASURY OBLIGATION [0.1%]
     US Treasury Bills (A)
       1.020%, 05/27/04                  2,900         2,896
     --------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATION
           (Cost $2,896)                               2,896
     ========================================================

REPURCHASE AGREEMENTS [44.3%]
     Banc of America
       1.060%, dated 03/31/04,
       repurchased on 04/01/04,
       repurchase price $225,006,625
       (collateralized by U.S. Government
       Obligations, ranging in par value
       $56,529,018-$116,808,198,
       5.000%-6.000%, 11/01/32-
       02/01/34; with total market
       value $229,500,001)(B)          225,000       225,000


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     BancOne Capital Markets
       1.060%, dated 03/31/04,
       repurchased on 04/01/04,
       repurchase price $100,002,944
       (collateralized by U.S. Government
       Obligations, ranging in par value
       $10,000,000-$70,795,000,
       1.055%(A)-1.060%(A), 08/09/04-
       08/17/04; with total market
       value $102,003,862)(B)         $100,000    $  100,000
     Bear Stearns
       1.070%, dated 03/31/04,
       repurchased on 04/01/04,
       repurchase price $150,004,458
       (collateralized by U.S. Government
       Obligations, ranging in par value
       $1,820,000-$8,357,910, 5.000%-
       7.500%, 01/01/09-04/01/34,
       with total market value
       $153,003,890)(B)                150,000       150,000
     Credit Suisse First Boston
       1.060%, dated 03/31/04,
       repurchased on 04/01/04,
       repurchase price $55,001,619
       (collateralized by U.S. Government
       Obligations, ranging in par value
       $29,815-$26,475,402, 4.000%-
       6.500%, 12/01/13-01/01/34;
       with total market value
       $56,102,118)(B)                  55,000        55,000
     Deutsche Bank
       1.060%, dated 03/31/04,
       repurchased on 04/01/04,
       repurchase price $70,002,061
       (collateralized by U.S. Government
       Obligations, ranging in par value
       $31,081,000-$39,841,000,
       1.208%(A)-4.5000%, 01/19/05-
       07/15/13; with total market
       value $71,400,301)(B)            70,000        70,000
     JP Morgan Chase
       1.070%, dated 03/31/04,
       repurchased on 04/01/04,
       repurchase price $75,002,229
       (collateralized by a U. S. Government
       Obligation, par value $75,820,000,
       6.000%, 03/01/34; with total
       market value $76,502,547)(B)     75,000        75,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 34
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Lehman Brothers
       1.050%, dated 03/31/04,
       repurchased on 04/01/04,
       repurchase price $248,107,236
       (collateralized by U.S. Government
       Obligations, ranging in par value
       $17,355,000-$51,175,389, 5.000%-
       6.500%, 09/01/18-03/01/34;
       with total market value
       $253,043,869)(B)               $248,100    $  248,100
     --------------------------------------------------------
         TOTAL REPURCHASE AGREEMENTS
           (Cost $923,100)                           923,100
         ====================================================

         TOTAL INVESTMENTS [100.0%]
           (Cost $2,084,980)                       2,084,980
         ====================================================

OTHER ASSETS AND LIABILITIES:
     Investment Advisory Fees Payable                   (451)
     Shareholder Servicing Fees Payable                 (385)
     Administration Fees Payable                        (156)
     Other Assets and Liabilities, Net                    83
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES [ 0.0%]           (909)
         ====================================================

NET ASSETS:
     Paid-in-Capital -- Institutional Class
        (unlimited authorization -- $0.01 par
         value) based on 45,733,771 outstanding
         shares of beneficial interest                45,734
     Paid-in-Capital -- Class A
         (unlimited authorization -- $0.01 par
         value) based on 1,842,388,576 outstanding
         shares of beneficial interest             1,842,389
     Paid-in-Capital -- Class S
         (unlimited authorization -- $0.01 par
         value) based on 195,952,055 outstanding
         shares of beneficial interest               195,952
     Accumulated net realized loss
         on investments                                   (4)
     --------------------------------------------------------
     TOTAL NET ASSETS [100.0%]                    $2,084,071
     ========================================================


DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($45,732,447 / 45,733,771 shares)               $1.00
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($1,842,387,192 / 1,842,388,576 shares)         $1.00
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class S
       ($195,951,142 / 195,952,055 shares)             $1.00
     ========================================================

(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 35
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

MUNICIPAL BONDS [98.9%]
     CALIFORNIA [94.5%]
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Hamlin School Project,
       Ser A, GO (A) (B) (C)
       1.050%, 08/01/32                $ 1,500      $  1,500
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Jackson Labs, RB (A) (B) (C)
       1.010%, 07/01/32                  4,900         4,900
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Public Policy Institute,
       Ser A, RB (A) (B) (C)
       1.050%, 11/01/31                  3,020         3,020
     ABAG, Finance Authority for
       Non-Profit Corporations,
       School of the Sacred
       Heart, Ser B, RB (A) (B) (C)
       1.150%, 06/01/30                  8,600         8,600
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Ser C, COP (A) (B) (C)
       1.120%, 10/01/27                  2,400         2,400
     ABAG, Financial Authority for
       Non-Profit Corporations,
       Jewish Community Center
       Project, RB (A) (B) (C)
       1.140%, 11/15/31                  2,000         2,000
     Alameda County, Santa Rita Jail
       Project, COP, MBIA, ETM
       5.250%, 12/01/04                    500           514
     Alameda-Contra Costa, School
       Finance Authority, Capital
       Improvement Financing
       Project, Ser F, COP
       (A) (B) (C)
       1.080%, 08/01/23                  1,100         1,100
     Alvord, Unified School District,
       GO, MBIA (A)
       1.040%, 03/01/05                  9,150         9,150
     Anaheim, Multi-Family Housing
       Authority, Heritage Village
       Apartments Project,
       Ser A, RB (A) (B) (C)
       1.020%, 07/15/33                  4,385         4,385
     Berkeley, TRAN
       1.750%, 12/01/04                 12,000        12,054


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     California State, Bay Area Toll
       Authority, San Francisco Bay
       Area Project, Ser B, RB,
       AMBAC (A) (B)
       0.980%, 04/01/29                $   800      $    800
     California State, California
       Statewide Communities
       Development Authority,
       Ser A3, TRAN
       2.000%, 06/30/04                  5,000         5,013
     California State, Community
       Development Authority,
       Covenant Retirement
       Communities Project, COP
       (A) (B) (C)
       1.000%, 12/01/22                  7,505         7,505
     California State, Community
       Development Authority,
       Motion Picture & Television
       Project, Ser A, RB (A) (B) (C)
       1.020%, 03/01/31                  7,500         7,500
     California State, Community
       Development Authority, Sutter
       Health Obligation Group
       Project, COP, AMBAC (A) (B)
       1.100%, 07/01/15                  1,300         1,300
     California State, Department of
       Water Resource & Power,
       Ser B-2, RB (A) (B) (C)
       1.150%, 05/01/22                  7,575         7,575
     California State, Department of
       Water Resource & Power,
       Ser C-13, RB, FSA (A) (B)
       1.020%, 05/01/22                  4,100         4,100
     California State, Department of
       Water Resource & Power,
       Ser C-15, RB (A) (B) (C)
       1.010%, 05/01/22                  5,000         5,000
     California State, Department of
       Water Resources, Ser B-1, RB
       (A) (B) (C)
       1.120%, 05/01/22                  6,000         6,000
     California State, Economic
       Development Financing
       Authority, KQED Project, RB
       (A) (B) (C)
       0.980%, 04/01/20                  1,600         1,600
     California State, Educational
       Facilities Authority, Chapman
       University Project, RB
       (A) (B) (C)
       1.150%, 12/01/30                  1,000         1,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 36
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     California State, Educational
       Facilities Authority, Life
       Chiropractic College Project,
       RB (A) (B) (C)
       1.010%, 01/01/25                $ 6,500      $  6,500
     California State, Educational
       Facilities Authority, Point Loma
       Nazarene University Project,
       RB (A) (B) (C)
       1.250%, 10/01/29                  2,150         2,150
     California State, GO
       Pre-Refunded @ 101 (F)
       5.750%, 03/01/05                  5,450         5,740
     California State, Health Facilities
       Financing Authority, Adventist
       Health Systems Project,
       Ser A, RB (A) (B) (C)
       1.120%, 09/01/25                  4,550         4,550
     California State, Health Facilities
       Finance Authority, Adventist
       Hospital Project, Ser B, RB,
       MBIA (A) (B)
       1.120%, 09/01/28                  1,000         1,000
     California State, Health Facilities
       Finance Authority, Catholic
       Healthcare Project, Ser C, RB,
       MBIA (A) (B)
       1.080%, 07/01/20                  7,000         7,000
     California State, Health Facilities
       Finance Authority, Scripps
       Health Project, Ser A, RB
       (A) (B) (C)
       1.030%, 10/01/23                 12,400        12,400
     California State, Health Facilities
       Financing Authority, Sisters
       Charity Health Systems Project,
       RB (A) (B)
       1.030%, 12/01/17                 12,000        12,000
     California State, Housing Finance
       Agency, Multi-Family Housing
       III Project, Ser B, RB (A) (B)
       1.150%, 02/01/33                  6,595         6,595
     California State, Housing Finance
       Agency, Multi-Family Housing
       Project, Ser D, RB (A) (B)
       1.150%, 02/01/31                  5,600         5,600
     California State, Infrastructure &
       Economic Authority, RAND
       Corporation Project, Ser B, RB,
       AMBAC (A) (B)
       1.050%, 04/01/42                 12,000        12,000


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     California State, Infrastructure &
       Economic Development
       Authority, Recreational Facility
       Project, J. Paul Getty Trust,
       Ser C, RB (A) (B)
       1.000%, 04/01/33                $ 2,000      $  2,000
     California State, Infrastructure &
       Economic Development
       Authority, Recreational Facility
       Project, J. Paul Getty Trust,
       Ser B, RB (A) (B)
       1.000%, 04/01/33                 17,000        17,000
     California State, School Cash
       Reserve Program Authority,
       Ser A, RB
       2.000%, 07/06/04                 11,000        11,030
     California State, Ser A, GO
       (A) (B) (C)
       1.050%, 10/01/29                  9,950         9,950
     California Statewide,
       Communities Development
       Authority, Center For Early
       Education Project, RB
       (A) (B) (C)
       1.050%, 09/01/31                  1,000         1,000
     California Statewide,
       Communities Development
       Authority, Concordia
       University Irvine Project,
       Ser A, RB (A) (B) (C)
       1.130%, 10/01/31                  6,200         6,200
     California Statewide,
       Communities Development
       Authority, University
       Retirement Project, RB
       (A) (B) (C)
       1.120%, 11/15/30                  7,000         7,000
     Carlsbad, Unified School District
       Authority, School Facilities
       Bridge Funding Project, COP,
       FSA (A) (B)
       1.000%, 09/01/30                  2,900         2,900
       1.000%, 09/01/32                  7,000         7,000
     Chico, Public Financing
       Authority, Merged
       Redevelopment Project,
       TA, MBIA
       4.000%, 04/01/05                    500           515
     Contra Costa County, Putters,
       Ser 154Z, COP, MBIA (A) (B)
       1.030%, 11/01/07                  5,995         5,995


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 37
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Corona, Multi-Family Housing
       Authority, Country Hills
       Project, Ser A, RB (A) (B) (D)
       1.000%, 02/01/25                $ 5,275      $  5,275
     Covina, Multi-Family
       Redevelopment Agency
       Authority, Shadowhills
       Apartments Project,
       Ser A, RB (A) (B) (D)
       1.000%, 12/01/15                  2,500         2,500
     Desert Sands, Unified School
       District, BAN
       1.750%, 06/30/04                 17,000        17,034
     Fontana, Unified School District,
       School Facility Bridge Funding
       Program, COP, FSA (A) (B)
       1.000%, 04/01/35                  5,000         5,000
     Fremont, Building & Equipment
       Financing Project, COP
       (A) (B) (C)
       1.050%, 07/01/15                  4,500         4,500
     Fremont, Multi-Family Housing
       Authority, Creekside Village
       Apartments Project, Ser D, RB
       (A) (B) (D)
       0.990%, 09/01/07                    500           500
     Fremont, Multi-Family Housing
       Authority, Mission Wells LP,
       RB (A) (B) (C)
       1.000%, 09/01/14                  5,700         5,700
     Fresno, Multi-Family Housing
       Authority, Stonepine Apartment
       Project, Ser A, RB (A) (B) (D)
       1.000%, 02/15/31                  1,395         1,395
     Fresno, Unified School District,
       GO, MBIA (A) (B)
       1.040%, 08/01/21                  8,385         8,385
     Glendale, Police Building Project,
       COP (A) (B)
       1.000%, 06/01/30                  5,000         5,000
     Golden Empire, School Financing
       Authority, Kern High School
       District Project, RB (A) (B) (C)
       1.030%, 08/01/31                  1,000         1,000
     Irvine Ranch, Water Distribution,
       Capital Improvement Project,
       COP (A) (B) (C)
       1.100%, 08/01/16                  1,000         1,000
     Kings County, Multi-Family
       Housing Authority, Edgewater
       Isle Apartments Project, Ser A,
       RB (A) (B) (D)
       1.050%, 02/15/31                 10,710        10,710


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Los Angeles County, Community
       Development Authority,
       Willowbrook Project, COP
       (A) (B) (C)
       0.950%, 11/01/15                $ 1,000      $  1,000
     Los Angeles County, Multi-Family
       Housing Authority, Malibu
       Canyon Apartments Project,
       Ser B, RB (A) (B) (C)
       1.060%, 06/01/10                  8,000         8,000
     Los Angeles County, Multi-Family
       Housing Authority, Valencia
       Housing Project, Ser C, RB
       (A) (B) (E)
       1.000%, 04/01/31                    600           600
     Los Angeles County, Pension
       Authority, Ser B, RB, AMBAC
       (A) (B)
       1.010%, 06/30/07                    500           500
     Los Angeles, Community
       Redevelopment Authority,
       CMC Medical Plaza Partner
       Project, COP (A) (B) (C)
       1.000%, 12/01/05                    600           600
     Los Angeles, Corporate Lease
       Authority, RB, MBIA (A) (B)
       1.040%, 12/01/09                 10,630        10,630
     Los Angeles, GO, MBIA (A) (B)
       1.040%, 03/01/10                  5,370         5,370
     Los Angeles, Multi-Family
       Housing Authority,
       Meadowridge Apartments
       Project, RB (A) (B) (D)
       1.000%, 09/01/18                  3,890         3,890
     Los Angeles, Samuel A Fryer
       Vavney, Ser A, COP (A) (B) (C)
       1.000%, 08/01/21                  7,000         7,000
     Los Angeles, Ser A, TRAN
       1.750%, 06/30/04                  3,000         3,006
     Los Angeles, Unified School
       District, Multiple Properties
       Project, Ser B, COP, FSA
       4.000%, 10/01/04                    500           508
     Los Angeles, Unified School
       District, Ser A, TRAN
       2.000%, 07/01/04                  2,785         2,792
     Los Angeles, United School
       District, Ser B12, GO, MBIA
       (A) (B)
       1.050%, 01/01/27                  3,995         3,995


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 38
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Los Angeles, Wastewater System
       Authority, Ser C, RB, FGIC
       (A) (B)
       1.250%, 12/01/31                $ 5,975      $  5,975
     Los Angeles, Water & Power
       Resource Authority, RB
       Pre-Refunded @ 101 (F)
       6.000%, 02/15/05                  1,000         1,054
     Los Angeles, Water & Power
       Resource Authority, Sub
       Ser B-2, RB (A) (B)
       1.010%, 07/01/34                  2,000         2,000
     Los Angeles, Water & Power
       Resource Authority, Sub
       Ser B-3, RB (A) (B)
       1.120%, 07/01/34                  2,000         2,000
     Marysville, Joint Unified School
       District, TRAN
       1.750%, 11/25/04                  4,000         4,017
     Newport Beach, Hoag Memorial
       Hospital, Ser A, RB (A) (B)
       1.120%, 10/01/26                  2,000         2,000
     Newport Beach, Hoag Memorial
       Hospital, Ser C, RB (A) (B)
       1.120%, 10/01/26                  5,500         5,500
     Oakland, Capital Equipment
       Project, COP (A) (B) (C)
       1.030%, 12/01/15                  4,390         4,390
     Oakland, Joint Powers Financing
       Authority, Ser A-2, RB,
       FSA (A) (B)
       1.020%, 08/01/21                 10,000        10,000
     Oakland, Liquidity Facilities
       Authority, RB, ABAG
       (A) (B) (C)
       1.100%, 12/01/09                  1,160         1,160
     Orange County, Apartment
       Development Authority, Harbor
       Pointe - Issue D Project, RB
       (A) (B)
       1.010%, 12/01/22                  1,900         1,900
     Orange County, Apartment
       Development Authority,
       Hidden Hills Project,
       Ser C, RB (A) (B)
       1.060%, 11/01/09                  3,200         3,200
     Orange County, Apartment
       Development Authority,
       Riverbend Apartments Project,
       Ser B, RB (A) (B) (C)
       1.010%, 12/01/29                 10,100        10,100


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Orange County, Apartment
       Development Authority, Seaside
       Meadow Project, Ser C, RB
       (A) (B) (D)
       0.990%, 08/01/08                $ 1,300      $  1,300
     Orange County, Community Facilities
       District Authority, Serrano
       Heights-No. 91-2 Project,
       Ser A, AMBAC
       3.000%, 10/01/04                    925           934
     Orange County, Sanitation
       District Authority, Ser B,
       COP (A) (B)
       1.100%, 08/01/30                  9,390         9,390
     Orange County, Water District
       Authority, Ser A, COP (A) (B)
       1.010%, 08/01/42                  1,350         1,350
     Pajaro Valley, School District
       Authority, Bridge Funding
       Project, COP, FSA (A) (B)
       1.000%, 09/01/14                    390           390
     Pasadena, Rose Bowl
       Improvements Project, COP
       (A) (B) (C)
       1.020%, 12/01/11                  2,800         2,800
     Redwood City, City Hall Project,
       COP (A) (B) (C)
       1.050%, 07/01/21                  1,800         1,800
     Riverside County, Asset Leasing
       Authority, Southwest Justice
       Center Project, Ser B, RB,
       MBIA (A) (B)
       1.010%, 11/01/32                    800           800
     Riverside County, Housing
       Authority, De Anza Villas
       Project, RB (A) (B) (C)
       1.010%, 12/01/16                  2,285         2,285
     Riverside County, Housing
       Authority, Polk Apartments
       Limited LP, Ser B, RB
       (A) (B) (D)
       1.000%, 12/15/30                  3,990         3,990
     Riverside County, Ser C, COP
       (A) (B) (C)
       1.000%, 03/01/27                 17,500        17,500
     Riverside-San Bernardino,
       Sub-Pass Thru Obligations,
       Ser B, RB
       1.050%, 07/01/06                  1,350         1,350


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 39
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Sacramento County, Housing
       Authority, Bent Tree
       Apartments Project, Ser A, RB
       (A) (B) (D)
       1.000%, 02/15/31                $ 2,500      $  2,500
     Sacramento County, Sanitation
       District Finance Authority,
       Ser 366, RB (A) (B)
       1.020%, 12/01/27                  1,000         1,000
     Salinas, Multi-Family Housing
       Authority, Brentwood Gardens
       Project, RB (A) (B) (D)
       1.000%, 05/15/27                  3,780         3,780
     San Bernardino County, Housing
       Authority, Alta Loma Heritage
       Project, Ser A, RB (A) (B) (C)
       1.040%, 02/01/23                  1,354         1,354
     San Bernardino County, Housing
       Authority, Reche Canyon
       Apartment Project, Ser B, RB
       (A) (B) (E)
       0.980%, 06/01/05                  3,500         3,500
     San Bernardino County, Multi-
       Family Housing Authority,
       Mountain View Project, RB
       (A) (B) (C)
       1.010%, 03/01/27                  2,210         2,210
     San Bernardino County, Multi-
       Family Housing Authority,
       Parkview Plaza Project, Western
       Land Properties, Ser A, RB
       (A) (B) (C)
       1.010%, 03/01/27                  5,220         5,220
     San Bernardino County, Multi-
       Family Housing Authority,
       Rosewood Apartment Project,
       Ser A, RB (A) (B) (D)
       1.010%, 05/15/29                  2,725         2,725
     San Diego, County & School
       District, Ser B, RAN
       1.750%, 06/30/04                 12,000        12,024
     San Diego, Museum of Art
       Project, COP (A) (B) (C)
       1.150%, 09/01/30                  1,400         1,400
     San Diego, TA, GO
       1.750%, 06/30/04                  1,000         1,002
     San Diego, Unified School
       District, Ser A, TRAN
       2.000%, 06/30/04                  1,250         1,253
     San Diego, Water Authority,
       Ser I, MBIA, COP (A) (B)
       1.050%, 11/01/10                  5,987         5,987


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     San Francisco (City & County),
       Community Facilities District
       No. 4, RB (A) (B) (C)
       1.050%, 08/01/31                $ 8,560      $  8,560
     San Francisco (City & County),
       Housing Authority, Bayside
       Village Project D, Ser A, RB
       (A) (B) (C)
       1.020%, 12/01/05                 20,500        20,500
     San Francisco (City & County),
       Housing Authority, Bayside
       Village Project D, Ser B, RB
       (A) (B) (C)
       1.020%, 12/01/05                  1,000         1,000
     San Francisco (City & County),
       Public Utilities Authority,
       Ser B20, RB, MBIA (A) (B)
       1.050%, 10/01/22                  8,600         8,600
     San Francisco, Bay Area Toll
       Authority, Ser C, RB, AMBAC
       (A) (B)
       1.010%, 04/01/25                  5,650         5,650
     San Jose, Evergreen Community
       College District, Ser J, GO,
       MBIA (A) (B)
       1.050%, 03/01/11                  8,300         8,300
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment
       Project, Ser A, RB (A) (B) (C)
       1.010%, 07/01/26                  3,000         3,000
     San Marcos, Industrial
       Development Authority, Amistar
       Project, RB (A) (B) (C)
       1.000%, 12/01/05                  2,580         2,580
     San Mateo County, Joint Power
       Authority, Health Care Center,
       Ser A, RB
       Pre-Refunded @ 102 (F)
       5.750%, 07/15/04                    500           517
     Santa Clara County, East Side
       United High School District,
       TRAN
       1.400%, 06/30/04                 10,000        10,010
     Santa Clara County, Financing
       Authority, VMC Facility
       Replacement Project,
       Ser B, RB (A) (B)
       1.000%, 11/15/25                 11,200        11,200
     Santa Clara County, Unified
       School District, TRAN
       1.400%, 06/30/04                 10,500        10,512


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 40
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Simi Valley, Multi-Family Housing
       Authority, Lincoln Wood Ranch
       Project, RB (A) (B) (D)
       1.010%, 06/01/10                $10,000      $ 10,000
     Southern California, Metropolitan
       Water District Authority,
       RB (A) (B)
       1.100%, 07/01/25                  8,800         8,800
     Stockton, Multi-Family Housing
       Authority, Mariners Pointe
       Project, Ser A, RB (A) (B) (C)
       1.020%, 09/01/18                  2,100         2,100
     Sunnyvale, Government Center
       Site Acquisition Project, Ser A,
       COP, AMBAC (A) (B)
       1.000%, 04/01/31                  4,700         4,700
     Sweetwater, Unified High School
       District Authority, COP,
       FSA (A) (B)
       1.000%, 06/01/13                  7,000         7,000
     Three Valleys, Municipal Water
       District Authority, Miramar
       Water Treatment Project,
       COP (A) (B) (C)
       1.020%, 11/01/14                  4,700         4,700
     Upland, Community
       Redevelopment Authority,
       Sunset Ridge & Village
       Apartments Project,
       RB (A) (B) (C)
       1.010%, 12/01/29                  6,700         6,700
     Vacaville, Multi-Family Housing
       Authority, Sycamores
       Apartments Project,
       Ser A, RB (A) (B) (E)
       1.010%, 05/15/29                  6,200         6,200
     Westminster, Civic Center
       Refinancing Program, Ser A,
       COP, AMBAC (A) (B)
       1.050%, 06/01/22                  3,500         3,500
     Westminster, Redevelopment
       Agency, Commercial
       Redevelopment Project, TA,
       AMBAC (A) (B)
       1.050%, 08/01/27                 13,045        13,045
     Yolo County, Multi-Family
       Housing Authority, Primero
       Grove Project, Ser A,
       RB (A) (B) (C)
       1.000%, 11/01/27                 10,735        10,735
     --------------------------------------------------------
     TOTAL CALIFORNIA                                668,080
     ========================================================


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     PUERTO RICO [3.6%]
     Puerto Rico, Electric Power
       Authority, RB, MBIA (A) (B)
       1.050%, 07/01/20                $10,020      $ 10,020
     Puerto Rico, Electric Power
       Authority, Ser A-40, RB,
       MBIA (A) (B)
       1.050%, 07/01/23                  2,000         2,000
     Puerto Rico, Electric Power
       Authority, Ser T, RB
       Pre-Refunded @ 102 (F)
       6.000%, 07/01/04                  1,545         1,595
     Puerto Rico, GO (A) (B)
       1.020%, 07/01/17                  4,495         4,495
     Puerto Rico, Highway &
       Transportation Authority, RB,
       MBIA (A) (B)
       1.010%, 01/01/08                  6,000         6,000
     Puerto Rico, Public
       Improvements Project, GO
       3.650%, 07/01/04                  1,500         1,510
     --------------------------------------------------------
     TOTAL PUERTO RICO                                25,620
     ========================================================

     VARIOUS STATES [0.8%]
     GAF, Tax Exempt Bond Grantor
       Trust, RB (A) (B) (C)
       1.550%, 10/01/12                  5,885         5,885
     ========================================================

         TOTAL MUNICIPAL BONDS
           (Cost $699,585)                           699,585
         ====================================================

         TOTAL INVESTMENTS [98.9%]
           (Cost $699,585)                           699,585
         ====================================================

OTHER ASSETS AND LIABILITIES [1.1%]
     Investment Advisory Fees Payable                   (103)
     Shareholder Servicing Fees Payable                 (219)
     Administration Fees Payable                         (61)
     Other Assets and Liabilities, Net                 7,842
     --------------------------------------------------------
         OTHER ASSETS AND LIABILITIES                  7,459
         ====================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 41
statement of net assets
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:
     FundShares -- Institutional Class
         (unlimited authorization -- $0.01 par
         value) based on 125,631,348 outstanding
         shares of beneficial interest              $125,632
     FundShares -- Class A
         (unlimited authorization -- $0.01 par
         value) based on 547,058,422 outstanding
         shares of beneficial interest               547,058
     FundShares -- Class S
         (unlimited authorization -- $0.01 par
         value) based on 34,328,196 outstanding
         shares of beneficial interest                34,328
     Accumulated net realized gain
         on investments                                   26
     --------------------------------------------------------
     TOTAL NET ASSETS [100.0%]                      $707,044
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($125,635,850 / 125,631,348 shares)             $1.00
     ========================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($547,078,701 / 547,058,422 shares)             $1.00
     ========================================================
     Net Asset Value, Offering and Redemption
       Price Per Share -- Class S
       ($34,329,285 / 34,328,196 shares)               $1.00
     ========================================================


DESCRIPTION
--------------------------------------------------------------------------------

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2004.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION. (D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.
(E) SECURITY DERIVES FROM A GUARANTEED AGREEMENT.
(F) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN -- BOND ANTICIPATION NOTE
COP -- CERTIFICATE OF
PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC --FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
LP -- LIMITED PARTNERSHIP
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI Charter Funds | PAGE 42

statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------



                                                       Large Cap Value   Large Cap Growth     RCB Small Cap       Technology
                                                         Equity Fund        Equity Fund        Value Fund         Growth Fund
                                                            (000)              (000)              (000)              (000)
                                                  ----------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividend                                               $  377              $  156            $  240               $  4
   Interest                                                    4                   4                14                 --
   Less: Foreign tax withheld                                 --                  --                (1)                --
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                381                 160               253                  4
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                  122                  89               124                 10
   Shareholder Servicing Fees--Institutional Class            46                  31                 9                  1
   Shareholder Servicing Fees--Class A(1)                      7                   7                10                  3
   Shareholder Servicing Fees--Class R(1)                     --                  --                45                 --
   Administrative Fees                                        18                  14                14                  1
   Professional Fees                                           2                   1                 1                 --
   Transfer Agent Fees                                         2                   1                 1                 --
   Printing Fees                                               1                  --                 1                 --
   Registration and Filing Fees                                1                  --                --                  1
   Insurance and Other Fees                                    1                   1                 1                 --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES                                         200                 144               206                 16
------------------------------------------------------------------------------------------------------------------------------------
   Recapture of Investment Advisory Fees Waived(2)             3                   4                 4                 --
   Less, Waiver of:
      Investment Advisory Fees                                --                  --                --                 (1)
      Transfer Agent Fees                                     (2)                 (1)               (1)                --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              201                 147               209                 15
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                 180                  13                44                (11)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) From Security Transactions     1,662                 291             2,212               (117)
   Net Change in Unrealized Appreciation
      on Investments                                       4,368               2,067             2,638                321
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                           $6,210              $2,371            $4,894              $ 193
====================================================================================================================================

(1)INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
(2)SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 43

statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------


                                                                                              California
                                                        Corporate           Government        Tax Exempt         High Yield
                                                        Bond Fund            Bond Fund         Bond Fund          Bond Fund
                                                          (000)                (000)             (000)              (000)
                                                      ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                               $1,015               $ 260              $257             $1,521
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                              1,015                 260               257              1,521
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                   87                  37                23                129
   Shareholder Servicing Fees--Institutional Class            53                  21                20                 18
   Shareholder Servicing Fees--Class A(1)                      2                   -                 3                 55
   Administrative Fees                                        20                   8                 8                 16
   Professional Fees                                           2                   1                 1                  2
   Transfer Agent Fees                                         2                   1                 1                  1
   Custodian Fees                                              1                  --                --                  1
   Printing Fees                                               1                  --                --                  1
   Registration and Filing Fees                               --                  --                --                  1
   Insurance and Other Fees                                    2                   1                 1                  1
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                         170                  69                57                225
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                (5)                 (8)              (12)               (22)
      Transfer Agent Fees                                     (2)                 (1)               (1)                (1)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              163                  60                44                202
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                        852                 200               213              1,319
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Security Transactions              347                 144                40                212
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                        (147)               (181)              (19)               947
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                           $1,052               $ 163              $234             $2,478
====================================================================================================================================

(1)INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 44

statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 California
                                                                    Prime                  Government            Tax Exempt
                                                                    Money                     Money                 Money
                                                                 Market Fund               Market Fund           Market Fund
                                                                    (000)                     (000)                 (000)
                                                      ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                        $3,261                   $12,648                $3,496
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                       3,261                    12,648                 3,496
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                           746                     2,971                   945
   Shareholder Servicing Fees--Institutional Class                    366                        68                   131
   Shareholder Servicing Fees--Class A(1)                             712                     7,632                 2,101
   Shareholder Servicing Fees--Class S(1)                             428                       747                   131
   Administrative Fees                                                278                     1,082                   326
   Professional Fees                                                   27                        94                    28
   Transfer Agent Fees                                                 26                        98                    30
   Custodian Fees                                                      19                        69                    16
   Printing Fees                                                       14                        50                    16
   Trustee Fees                                                         5                        19                     6
   Registration and Filing Fees                                         4                        18                     6
   Insurance and Other Fees                                            18                        62                    21
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                2,643                    12,910                 3,757
------------------------------------------------------------------------------------------------------------------------------------
   Recapture of Investment Advisory Fees Waived(2)                     28                        --                    --
   Less, Waiver of:
      Investment Advisory Fees                                         --                        (2)                 (308)
      Shareholder Servicing Fees--Class A(1)                         (266)                   (2,855)                 (773)
      Shareholder Servicing Fees--Class S(1)                          (88)                     (145)                  (31)
      Administrative Fees                                              (6)                      (10)                   (5)
      Transfer Agent Fees                                             (26)                      (98)                  (30)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                     2,285                     9,800                 2,610
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 976                     2,848                   886
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Security Transactions                        --                        --                    25
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                    $  976                   $ 2,848                $  911
------------------------------------------------------------------------------------------------------------------------------------

(1)INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
(2)SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 45

statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2003

------------------------------------------------------------------------------------------------------------------------------------

                                                                 Large Cap Value                          Large Cap Growth
                                                                Equity Fund (000)                         Equity Fund (000)
                                                      -----------------------------------        -----------------------------------

                                                              2004                2003                2004               2003
-----------------------------------------------------------------------------------------        -----------------------------------

OPERATIONS:
   Net Investment Income (Loss)                             $  180              $  336              $   13             $   29
   Net Realized Gain (Loss) from
      Security Transactions                                  1,662                (230)                291               (274)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                          4,368               6,334               2,067              4,023
-----------------------------------------------------------------------------------------        -----------------------------------
      Net Increase in Net Assets
        Resulting from Operations                            6,210               6,440               2,371              3,778
-----------------------------------------------------------------------------------------        -----------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                        (168)               (326)                (17)               (29)
   CLASS A                                                     (12)                (10)                 --                 --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                          --                  --                  --                 --
   CLASS A                                                      --                  --                  --                 --
   CLASS R                                                      --                  --                  --                 --
-----------------------------------------------------------------------------------------        -----------------------------------
      Total Dividends and Distributions                       (180)               (336)                (17)               (29)
-----------------------------------------------------------------------------------------        -----------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                             3,991               9,863               4,407              9,131
   Shares Issued in Lieu of Dividends and Distributions         38                  75                   5                  9
   Shares Redeemed                                          (4,933)             (6,133)             (2,819)            (4,620)
-----------------------------------------------------------------------------------------        -----------------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions                (904)              3,805               1,593              4,520
-----------------------------------------------------------------------------------------        -----------------------------------
   CLASS A:
   Shares Issued                                             2,858                 949               1,762              1,028
   Shares Issued in Lieu of Dividends and Distributions          9                   8                  --                 --
   Shares Redeemed                                            (328)               (152)               (344)               (76)
-----------------------------------------------------------------------------------------        -----------------------------------
      Increase in Net Assets from
        Class A Share Transactions                           2,539                 805               1,418                952
-----------------------------------------------------------------------------------------        -----------------------------------
   CLASS R:
   Shares Issued                                                --                  --                  --                 --
   Shares Issued in Lieu of Dividends and Distributions         --                  --                  --                 --
   Shares Redeemed                                              --                  --                  --                 --
-----------------------------------------------------------------------------------------        -----------------------------------
      Increase (Decrease) in Net Assets from
        Class R Share Transactions                              --                  --                  --                 --
-----------------------------------------------------------------------------------------        -----------------------------------
Net Increase in Net Assets from
  Share Transactions                                         1,635               4,610               3,011              5,472
-----------------------------------------------------------------------------------------        -----------------------------------
      Total Increase in Net Assets                           7,665              10,714               5,365              9,221
-----------------------------------------------------------------------------------------        -----------------------------------

NET ASSETS:
   Beginning of period                                      34,808              24,094              24,214             14,993
-----------------------------------------------------------------------------------------        -----------------------------------
   End of period                                           $42,473             $34,808             $29,579            $24,214
=========================================================================================        ===================================
Undistributed Net Investment Income/Distributions
  in Excess of Net Investment Income or Accumulated
  Net Investment Loss                                      $    --             $    --             $    (4)           $    --
-----------------------------------------------------------------------------------------        -----------------------------------

(1)SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 46

------------------------------------------------------------------------------------------------------------------------------------

                                                               RCB Small Cap          Technology Growth         Corporate Bond
                                                              Value Fund (000)           Fund (000)               Fund (000)
                                                       -------------------------  -----------------------  -------------------------

                                                             2004         2003       2004        2003           2004          2003
--------------------------------------------------------------------------------  -----------------------  -------------------------
OPERATIONS:
   Net Investment Income (Loss)                             $  44      $   (59)    $  (11)      $ (14)       $   852      $  1,843
   Net Realized Gain (Loss) from
      Security Transactions                                 2,212           97       (117)       (330)           347           764
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                         2,638        5,967        321         934           (147)          212
--------------------------------------------------------------------------------  -----------------------  -------------------------
      Net Increase in Net Assets
        Resulting from Operations                           4,894        6,005        193         590          1,052         2,819
--------------------------------------------------------------------------------  -----------------------  -------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                         --           --         --          --           (837)       (1,814)
   CLASS A                                                     --           --         --          --            (14)          (29)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                        (24)          --         --          --           (412)           --
   CLASS A                                                    (11)          --         --          --             (5)           --
   CLASS R                                                    (53)          --         --          --             --            --
--------------------------------------------------------------------------------  -----------------------  -------------------------
      Total Dividends and Distributions                       (88)          --         --          --         (1,268)       (1,843)
--------------------------------------------------------------------------------  -----------------------  -------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                            2,585        3,658        183         447          8,253        11,836
   Shares Issued in Lieu of Dividends and Distributions        14           --         --          --            218           327
   Shares Redeemed                                         (2,636)        (609)       (92)       (418)        (5,921)      (11,675)
--------------------------------------------------------------------------------  -----------------------  -------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions                (37)       3,049         91          29          2,550           488
--------------------------------------------------------------------------------  -----------------------  -------------------------
   CLASS A:
   Shares Issued                                            4,519        1,739        556         249            546           467
   Shares Issued in Lieu of Dividends and Distributions         8           --         --          --             15            14
   Shares Redeemed                                         (1,135)        (137)      (188)         (2)          (349)         (210)
--------------------------------------------------------------------------------  -----------------------  -------------------------
      Increase in Net Assets from
        Class A Share Transactions                          3,392        1,602        368         247            212           271
--------------------------------------------------------------------------------  -----------------------  -------------------------
   CLASS R:
   Shares Issued                                            5,756        1,791         --          --             --            --
   Shares Issued in Lieu of Dividends and Distributions        52           --         --          --             --            --
   Shares Redeemed                                         (1,218)      (1,912)        --          --             --            --
--------------------------------------------------------------------------------  -----------------------  -------------------------
      Increase (Decrease) in Net Assets from
        Class R Share Transactions                          4,590         (121)        --          --             --            --
--------------------------------------------------------------------------------  -----------------------  -------------------------
Net Increase in Net Assets from
  Share Transactions                                        7,945        4,530        459         276          2,762           759
--------------------------------------------------------------------------------  -----------------------  -------------------------
      Total Increase in Net Assets                         12,751       10,535        652         866          2,546         1,735
--------------------------------------------------------------------------------  -----------------------  -------------------------

NET ASSETS:
   Beginning of period                                     22,887       12,352      1,863         997         43,086        41,351
--------------------------------------------------------------------------------  -----------------------  -------------------------
   End of period                                          $35,638      $22,887     $2,515      $1,863        $45,632      $ 43,086
================================================================================  =======================  =========================
Undistributed Net Investment Income/Distributions
  in Excess of Net Investment Income or Accumulated
  Net Investment Loss                                     $    44      $    --     $  (11)     $   --        $     1      $     --
--------------------------------------------------------------------------------  -----------------------  -------------------------




                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 47

statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2003

------------------------------------------------------------------------------------------------------------------------------------

                                                                  Government                           California Tax Exempt
                                                                Bond Fund (000)                          Bond Fund (000)
                                                     --------------------------------------     ------------------------------------

                                                             2004                2003                  2004               2003
-------------------------------------------------------------------------------------------     ------------------------------------

OPERATIONS:
   Net Investment Income                                    $ 200               $ 506                $  213             $  437
   Net Realized Gain (Loss) from
      Security Transactions                                   144                 225                    40                209
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                          (181)               (337)                  (19)              (261)
-------------------------------------------------------------------------------------------     ------------------------------------
      Net Increase in Net Assets
        Resulting from Operations                             163                 394                   234                385
-------------------------------------------------------------------------------------------     ------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (199)               (502)                 (200)              (440)
   CLASS A                                                     (1)                (17)                  (12)               (10)
   CLASS S                                                     --                  --                    --                 --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                       (210)                (20)                 (189)              (275)
   CLASS A                                                     (1)                 (1)                  (13)                (3)
   CLASS S                                                     --                  --                    --                 --
-------------------------------------------------------------------------------------------     ------------------------------------
      Total Dividends and Distributions                      (411)               (540)                 (414)              (728)
-------------------------------------------------------------------------------------------     ------------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                            5,419               6,897                 3,561              2,552
   Shares Issued in Lieu of Dividends and Distributions       118                 111                    54                 84
   Shares Redeemed                                         (1,417)             (5,779)                 (704)            (3,900)
-------------------------------------------------------------------------------------------     ------------------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions              4,120               1,229                 2,911             (1,264)
-------------------------------------------------------------------------------------------     ------------------------------------
   CLASS A:
   Shares Issued                                               94                 332                   643                805
   Shares Issued in Lieu of Dividends and Distributions         2                   4                    16                  5
   Shares Redeemed                                             --                (832)                  (35)               (85)
-------------------------------------------------------------------------------------------     ------------------------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                             96                (496)                  624                725
-------------------------------------------------------------------------------------------     ------------------------------------
   CLASS S:
   Shares Issued                                               --                  --                    --                 --
   Shares Issued in Lieu of Dividends and Distributions        --                  --                    --                 --
   Shares Redeemed                                             --                  --                    --                 --
-------------------------------------------------------------------------------------------     ------------------------------------
      Increase (Decrease) in Net Assets from
        Class S Share Transactions                             --                  --                    --                 --
-------------------------------------------------------------------------------------------     ------------------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                       4,216                 733                 3,535               (539)
-------------------------------------------------------------------------------------------     ------------------------------------
      Total Increase (Decrease) in Net Assets               3,968                 587                 3,355               (882)
-------------------------------------------------------------------------------------------     ------------------------------------
NET ASSETS:
   Beginning of period                                     15,614              15,027                15,278             16,160
-------------------------------------------------------------------------------------------     ------------------------------------
   End of period                                          $19,582             $15,614               $18,633            $15,278
===========================================================================================     ====================================
Undistributed Net Investment Income/(Distributions
   in Excess of Net Investment Income)                    $    --             $    --               $     1            $    --
-------------------------------------------------------------------------------------------     ------------------------------------

(1)SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 48

------------------------------------------------------------------------------------------------------------------------------------

                                                                  High Yield                                Prime Money
                                                                Bond Fund (000)                          Market Fund (000)
                                                     --------------------------------------     ------------------------------------

                                                             2004                2003                  2004               2003
-------------------------------------------------------------------------------------------     ------------------------------------

OPERATIONS:
   Net Investment Income                                  $ 1,319             $ 1,993                $  976           $  3,295
   Net Realized Gain (Loss) from
      Security Transactions                                   212                (234)                   --                 77
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                           947               2,298                    --                 --
-------------------------------------------------------------------------------------------     ------------------------------------
      Net Increase in Net Assets
        Resulting from Operations                           2,478               4,057                   976              3,372
-------------------------------------------------------------------------------------------     ------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (570)             (1,009)                 (684)            (1,920)
   CLASS A                                                   (738)               (981)                 (234)            (1,024)
   CLASS S                                                     --                  --                   (69)              (366)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                         --                  --                    --                 --
   CLASS A                                                     --                  --                    --                 --
   CLASS S                                                     --                  --                    --                 --
-------------------------------------------------------------------------------------------     ------------------------------------
      Total Dividends and Distributions                    (1,308)             (1,990)                 (987)            (3,310)
-------------------------------------------------------------------------------------------     -----------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                            4,553               3,212               494,852            854,421
   Shares Issued in Lieu of Dividends and Distributions       321                 596                   149                407
   Shares Redeemed                                           (812)             (1,489)             (481,376)          (858,546)
-------------------------------------------------------------------------------------------     ------------------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions              4,062               2,319                13,625             (3,718)
-------------------------------------------------------------------------------------------     ------------------------------------
   CLASS A:
   Shares Issued                                            9,665              10,988               347,395            617,388
   Shares Issued in Lieu of Dividends and Distributions       427                 640                    68                276
   Shares Redeemed                                         (7,018)             (5,166)             (385,449)          (641,303)
-------------------------------------------------------------------------------------------     ------------------------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                          3,074               6,462               (37,986)           (23,639)
-------------------------------------------------------------------------------------------     ------------------------------------
   CLASS S:
   Shares Issued                                               --                  --               226,522            381,285
   Shares Issued in Lieu of Dividends and Distributions        --                  --                    --                 --
   Shares Redeemed                                             --                  --              (239,571)          (391,853)
-------------------------------------------------------------------------------------------     ------------------------------------
      Increase (Decrease) in Net Assets from
        Class S Share Transactions                             --                  --               (13,049)           (10,568)
-------------------------------------------------------------------------------------------     ------------------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                       7,136               8,781               (37,410)           (37,925)
-------------------------------------------------------------------------------------------     ------------------------------------
Total Increase (Decrease) in Net Assets                     8,306              10,848               (37,421)           (37,863)
-------------------------------------------------------------------------------------------     ------------------------------------
NET ASSETS:
   Beginning of period                                     30,265              19,417               610,902            648,765
-------------------------------------------------------------------------------------------     ------------------------------------
   End of period                                          $38,571             $30,265             $ 573,481          $ 610,902
===========================================================================================     ====================================
Undistributed Net Investment Income/(Distributions
   in Excess of Net Investment Income)                    $    (3)            $   (14)            $      --          $      11
-------------------------------------------------------------------------------------------     ------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                               Government Money                           California Tax Exempt
                                                               Market Fund (000)                         Money Market Fund (000)
                                                     --------------------------------------     ------------------------------------

                                                             2004                2003                  2004               2003
-------------------------------------------------------------------------------------------     ------------------------------------

OPERATIONS:
   Net Investment Income                              $     2,848         $    11,320           $       886        $     2,993
   Net Realized Gain (Loss) from
      Security Transactions                                    --                  61                    25                 20
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                            --                  --                    --                 --
-------------------------------------------------------------------------------------------     ------------------------------------
      Net Increase in Net Assets
        Resulting from Operations                           2,848              11,381                   911              3,013
-------------------------------------------------------------------------------------------     ------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (129)               (375)                 (233)              (488)
   CLASS A                                                 (2,599)            (10,315)                 (631)            (2,422)
   CLASS S                                                   (120)               (666)                  (22)               (83)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                         --                  --                    --                 --
   CLASS A                                                     --                  --                    --                 --
   CLASS S                                                     --                  --                    --                 --
-------------------------------------------------------------------------------------------     ------------------------------------
      Total Dividends and Distributions                    (2,848)            (11,356)                 (886)            (2,993)
-------------------------------------------------------------------------------------------     ------------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                          354,163             619,561               554,324            724,038
   Shares Issued in Lieu of Dividends and Distributions        --                  --                    --                 --
   Shares Redeemed                                       (365,272)           (614,704)             (516,512)          (695,143)
-------------------------------------------------------------------------------------------     ------------------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions            (11,109)              4,857                37,812             28,895
-------------------------------------------------------------------------------------------     ------------------------------------
   CLASS A:
   Shares Issued                                        2,316,401           4,182,886               579,456          1,144,275
   Shares Issued in Lieu of Dividends and Distributions     1,832               7,038                   533              2,108
   Shares Redeemed                                     (2,536,706)         (4,278,238)             (572,112)        (1,126,487)
-------------------------------------------------------------------------------------------     ------------------------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                       (218,473)            (88,314)                7,877             19,896
-------------------------------------------------------------------------------------------     ------------------------------------
   CLASS S:
   Shares Issued                                          276,813             601,546               101,856            145,218
   Shares Issued in Lieu of Dividends and Distributions        --                  --                    --                 --
   Shares Redeemed                                       (272,400)           (629,397)              (91,530)          (150,843)
-------------------------------------------------------------------------------------------     ------------------------------------
      Increase (Decrease) in Net Assets from
        Class S Share Transactions                          4,413             (27,851)               10,326             (5,625)
-------------------------------------------------------------------------------------------     ------------------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                    (225,169)           (111,308)               56,015             43,166
-------------------------------------------------------------------------------------------     ------------------------------------
Total Increase (Decrease) in Net Assets                  (225,169)           (111,283)               56,040             43,186
-------------------------------------------------------------------------------------------     ------------------------------------
NET ASSETS:
   Beginning of period                                  2,309,240           2,420,523               651,004            607,818
-------------------------------------------------------------------------------------------     ------------------------------------
   End of period                                      $ 2,084,071         $ 2,309,240           $   707,044        $   651,004
===========================================================================================     ====================================
Undistributed Net Investment Income/(Distributions
   in Excess of Net Investment Income)                $        --         $        --           $        --        $        --
-------------------------------------------------------------------------------------------     ------------------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 49

financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,
------------------------------------------------------------------------------------------------------------------------------------


                                                         NET
                    NET                         REALIZED AND                                         DISTRIBUTIONS              NET
                  ASSET                NET        UNREALIZED          DIVIDENDS                               FROM            ASSET
                  VALUE         INVESTMENT    GAINS (LOSSES)           FROM NET            RETURN         REALIZED            VALUE
              BEGINNING             INCOME                ON         INVESTMENT                OF          CAPITAL              END
              OF PERIOD             (LOSS)        SECURITIES             INCOME           CAPITAL            GAINS        OF PERIOD

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*          $ 7.41             $ 0.04^           $ 1.28^            $(0.04)            $  --           $   --           $ 8.69
  2003             6.04               0.07              1.37              (0.07)               --               --             7.41
  2002             7.63               0.07             (1.47)             (0.07)               --            (0.12)            6.04
  2001            10.04               0.07             (1.57)             (0.07)               --            (0.84)            7.63
  2000            10.00               0.06              0.04              (0.06)               --               --            10.04
Class A (commenced operations on April 13, 2000)
  2004*          $ 7.41             $ 0.03^           $ 1.28^            $(0.03)            $  --           $   --           $ 8.69
  2003             6.04               0.06              1.37              (0.06)               --               --             7.41
  2002             7.62               0.05             (1.46)             (0.05)               --            (0.12)            6.04
  2001            10.04               0.04             (1.58)             (0.04)               --            (0.84)            7.62
  2000             9.55               0.03              0.49              (0.03)               --               --            10.04
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*          $ 6.37             $   --^           $ 0.61^            $(0.00)^^          $  --           $   --           $ 6.98
  2003             5.25               0.01^             1.12^             (0.01)               --               --             6.37
  2002             6.36             $   --             (1.11)                --                --               --             5.25
  2001             9.37              (0.02)            (2.99)                --                --               --             6.36
  2000            10.00              (0.02)            (0.61)                --                --               --             9.37
Class A (commenced operations on March 28, 2000)
  2004*          $ 6.32             $   --^           $ 0.60^            $(0.00)^^          $  --           $   --           $ 6.92
  2003             5.21              (0.01)^            1.12^                --                --               --             6.32
  2002             6.33              (0.02)            (1.10)                --                --               --             5.21
  2001             9.35              (0.03)            (2.99)                --                --               --             6.33
  2000            10.70              (0.01)            (1.34)                --                --               --             9.35
------------------------------------------------------------------------------------------------------------------------------------
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
  2004*          $21.92             $ 0.06^           $ 4.27^            $   --             $  --           $(0.08)          $26.17
  2003            15.06              (0.04)^            6.90^                --                --               --            21.92
  2002            17.11              (0.07)            (1.98)                --                --               --            15.06
Class A (commenced operations on October 3, 2001)
  2004*          $21.84             $ 0.03^           $ 4.24^            $   --             $  --           $(0.08)          $26.03
  2003            15.04              (0.08)^            6.88^                --                --               --            21.84
  2002            17.11              (0.05)            (2.02)                --                --               --            15.04
Class R (commenced operations on September 30, 1998)(2)
  2004*          $21.81             $ 0.03^           $ 4.24^            $   --             $  --           $(0.08)          $26.00
  2003            15.02              (0.07)^            6.86^                --                --               --            21.81
  2002            16.94              (0.12)            (1.80)                --                --               --            15.02
  2001**          18.84              (0.02)            (1.88)                --                --               --            16.94
  2001+           15.80              (0.09)             3.85                 --             (0.35)           (0.37)           18.84
  2000+           15.93              (0.06)             0.52                 --                --            (0.59)           15.80
  1999+           10.00              (0.02)             5.95                 --                --               --            15.93
------------------------------------------------------------------------------------------------------------------------------------
Technology Growth Fund
Institutional Class (commenced operations on October 3, 2000)
  2004*          $ 3.50             $(0.02)^          $ 0.42^            $   --             $  --           $   --           $ 3.90
  2003             2.26              (0.02)             1.26                 --                --               --             3.50
  2002             3.54              (0.03)            (1.25)                --                --               --             2.26
  2001            10.00              (0.02)            (6.43)             (0.01)               --               --             3.54
Class A (commenced operations on October 23, 2000)
  2004*          $ 3.48             $(0.02)^          $ 0.40^            $   --             $  --           $   --           $ 3.86
  2003             2.25              (0.03)             1.26                 --                --               --             3.48
  2002             3.54              (0.04)            (1.25)                --                --               --             2.25
  2001            10.31              (0.03)            (6.73)             (0.01)               --               --             3.54


------------------------------------------------------------------------------------------------------------------------------------

                                                                                            RATIO
                                                                                      OF EXPENSES
                                                                          RATIO        TO AVERAGE
                                       NET                              OF NET         NET ASSETS
                                    ASSETS             RATIO         INVESTMENT        (EXCLUDING
                                       END       OF EXPENSES      INCOME (LOSS)         WAIVERS &       PORTFOLIO
                  TOTAL          OF PERIOD        TO AVERAGE         TO AVERAGE         RECAPTURE        TURNOVER
                RETURN+++             (000)     NET ASSETS(1)     NET ASSETS(1)          FEES)(1)            RATE

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*           17.80%           $37,772              1.00%              0.94%             1.00%             17%
  2003            24.03             33,016              1.00               1.12              1.00              39
  2002           (18.88)            23,325              1.00               0.90              1.05              42
  2001           (16.36)            27,293              1.00               0.74              1.09              51
  2000             0.99             29,344              1.00               0.87              1.12              38
Class A (commenced operations on April 13, 2000)
  2004*           17.68%           $ 4,701              1.25%              0.62%             1.25%             17%
  2003            23.75              1,792              1.25               0.84              1.25              39
  2002           (18.97)               769              1.25               0.65              1.30              42
  2001           (16.68)               704              1.25               0.49              1.34              51
  2000             5.48                732              1.25               0.62              1.37              38
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*            9.65%           $25,991              1.05%              0.12%             1.02%              20%
  2003            21.51             22,249              1.05               0.16              1.03               43
  2002           (17.45)            14,195              1.05              (0.04)             1.09               31
  2001           (32.12)            15,550              1.05              (0.22)             1.13               58
  2000            (6.30)            21,639              1.05              (0.31)             1.16               51
Class A (commenced operations on March 28, 2000)
  2004*            9.51%           $ 3,588              1.30%             (0.13)%            1.27%              20%
  2003            21.31              1,965              1.30              (0.09)             1.29               43
  2002           (17.69)               798              1.30              (0.29)             1.34               31
  2001           (32.30)               636              1.30              (0.47)             1.38               58
  2000           (12.62)               592              1.30              (0.56)             1.41               51
------------------------------------------------------------------------------------------------------------------------------------
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
  2004*           19.79%           $ 7,411              1.24%              0.53%             1.22%              29%
  2003            45.55              6,236              1.24              (0.20)             1.24               65
  2002           (11.98)             1,768              1.24              (0.46)             1.28               39
Class A (commenced operations on October 3, 2001)
  2004*           19.59%           $ 6,394              1.49%              0.26%             1.47%              29%
  2003            45.21              2,384              1.49              (0.45)             1.49               65
  2002           (12.10)               410              1.49              (0.74)             1.53               39
Class R (commenced operations on September 30, 1998)(2)
  2004*           19.62%           $21,833              1.49%              0.23%             1.47%              29%
  2003            45.21             14,267              1.49              (0.41)             1.49               65
  2002           (11.33)            10,174              1.49              (0.70)             1.53               39
  2001**         (10.08)             8,122              1.26              (0.51)             2.63                5
  2001+           24.34              8,869              1.49              (0.69)             2.85               43
  2000+            3.28              5,193              1.49              (0.50)             3.49               60
  1999+           59.30              3,156              1.49              (0.33)             7.76               36
------------------------------------------------------------------------------------------------------------------------------------
Technology Growth Fund
Institutional Class (commenced operations on October 3, 2000)
  2004*           11.43%           $ 1,106              1.20%             (0.81)%            1.29%              15%
  2003            54.87                913              1.20              (0.78)             1.36               29
  2002           (36.16)               565              1.20              (0.88)             1.37               24
  2001           (64.56)               907              1.20              (0.38)++           1.41               23
Class A (commenced operations on October 23, 2000)
  2004*           10.92%           $ 1,409              1.50%             (1.10)%            1.59%              15%
  2003            54.67                950              1.50              (1.08)             1.66               29
  2002           (36.44)               432              1.50              (1.18)             1.67               24
  2001           (65.37)               481              1.50              (1.04)++           1.71               23

  * FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** FOR THE THREE MONTH PERIOD ENDING SEPTEMBER 30, 2001.
  + FOR THE YEARS ENDING JUNE 30.
 ++ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE
    EFFECTS OF ANNUALIZATION.
+++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT,
    PERFORMANCE WOULD HAVE BEEN LOWER. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE
    DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  ^ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES METHOD.
 ^^ AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1) ANNUALIZED.
(2) ON OCTOBER 3, 2001, THE RCBSMALL CAP FUND EXCHANGED ALL OF ITS ASSETS AND LIABILITIES FOR SHARES OF THE CNI CHARTER RCB SMALL
    CAP VALUE FUND. THE CNI CHARTER RCB SMALL CAP VALUE FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS
    BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO OCTOBER 3, 2001 HAVE BEEN
    CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 50

------------------------------------------------------------------------------------------------------------------------------------


                                                             NET
                           NET                      REALIZED AND                     DISTRIBUTIONS             NET
                         ASSET                        UNREALIZED        DIVIDENDS             FROM           ASSET
                         VALUE              NET   GAINS (LOSSES)         FROM NET         REALIZED           VALUE
                     BEGINNING       INVESTMENT               ON       INVESTMENT          CAPITAL             END          TOTAL
                     OF PERIOD           INCOME       SECURITIES           INCOME            GAINS       OF PERIOD       RETURN++

------------------------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*                 $10.89            $0.21^          $ 0.05^          $(0.21)          $(0.11)         $10.83           2.45%
  2003                   10.65             0.46             0.24            (0.46)              --           10.89           6.74
  2002                   10.72             0.53             0.09            (0.53)           (0.16)          10.65           6.06
  2001                   10.14             0.60             0.60            (0.60)           (0.02)          10.72          12.14
  2000                   10.00             0.42             0.14            (0.42)              --           10.14           5.76
Class A (commenced operations on April 13, 2000)
  2004*                 $10.89            $0.20^          $ 0.05^          $(0.20)          $(0.11)         $10.83           2.32%
  2003                   10.65             0.44             0.23            (0.43)              --           10.89           6.47
  2002                   10.73             0.50             0.08            (0.50)           (0.16)          10.65           5.69
  2001                   10.13             0.57             0.62            (0.57)           (0.02)          10.73          12.08
  2000                   10.06             0.31             0.07            (0.31)              --           10.13           3.81
------------------------------------------------------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*                 $10.93            $0.13^          $(0.04)^         $(0.13)          $(0.14)         $10.75           0.81%
  2003                   11.02             0.36^           (0.07)^          (0.37)           (0.01)          10.93           2.68**
  2002                   10.80             0.44             0.34            (0.44)           (0.12)          11.02           7.53
  2001                   10.17             0.53             0.63            (0.53)              --           10.80          11.67
  2000                   10.00             0.38             0.17            (0.38)              --           10.17           5.64
Class A (commenced operations on April 13, 2000)
  2004*                 $10.95            $0.11^          $(0.03)^         $(0.11)          $(0.14)         $10.78           0.77%
  2003                   11.01             0.33^           (0.04)^          (0.34)           (0.01)          10.95           2.71**
  2002                   10.77             0.43             0.34            (0.41)           (0.12)          11.01           7.47
  2001                   10.16             0.49             0.63            (0.51)              --           10.77          11.25
  2000                   10.06             0.23             0.10            (0.23)              --           10.16           3.37
------------------------------------------------------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*                 $10.60            $0.13^          $ 0.01^          $(0.13)          $(0.13)         $10.48           1.39%
  2003                   10.83             0.31            (0.04)           (0.31)           (0.19)          10.60           2.63
  2002                   10.50             0.36             0.41            (0.35)           (0.09)          10.83           7.58
  2001                   10.22             0.43             0.30            (0.43)           (0.02)          10.50           7.21
  2000                   10.00             0.32             0.22            (0.32)              --           10.22           5.43
Class A (commenced operations on April 13, 2000)
  2004*                 $10.62            $0.12^          $ 0.02^          $(0.12)          $(0.13)         $10.51           1.35%
  2003                   10.85             0.27            (0.02)           (0.29)           (0.19)          10.62           2.37
  2002                   10.51             0.33             0.43            (0.33)           (0.09)          10.85           7.40
  2001                   10.22             0.41             0.30            (0.40)           (0.02)          10.51           7.08
  2000                   10.10             0.20             0.12            (0.20)              --           10.22           3.20
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*                 $ 8.95            $0.36^          $ 0.33^          $(0.36)          $   --          $ 9.28           7.79%
  2003                    8.16             0.76             0.79            (0.76)              --            8.95          19.75
  2002                    8.57             0.83            (0.40)           (0.84)              --            8.16           4.80
  2001                    9.76             0.98            (1.18)           (0.98)           (0.01)           8.57          (2.45)
  2000                   10.00             0.64            (0.24)           (0.64)              --            9.76           4.21
Class A (commenced operations on January 14, 2000)
  2004*                 $ 8.95            $0.35^          $ 0.33^          $(0.35)          $   --          $ 9.28           7.63%
  2003                    8.16             0.74             0.78            (0.73)              --            8.95          19.39
  2002                    8.57             0.81            (0.40)           (0.82)              --            8.16           4.49
  2001                    9.76             0.95            (1.18)           (0.95)           (0.01)           8.57          (2.74)
  2000                   10.00             0.62            (0.24)           (0.62)              --            9.76           3.94

-------------------------------------------------------------------------------------------------

                                                                          RATIO
                                                                    OF EXPENSES
                                                       RATIO         TO AVERAGE
                    NET                               OF NET         NET ASSETS
                 ASSETS              RATIO        INVESTMENT         (EXCLUDING
                    END        OF EXPENSES            INCOME          WAIVERS &         PORTFOLIO
              OF PERIOD         TO AVERAGE        TO AVERAGE          RECAPTURE          TURNOVER
                  (000)      NET ASSETS(1)     NET ASSETS(1)           FEES)(1)              RATE

-------------------------------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*         $44,593               0.75%             3.93%              0.78%              46%
  2003           42,256               0.75              4.30               0.78               66
  2002           40,807               0.75              5.04               0.82               55
  2001           32,800               0.75              5.71+              0.86               83
  2000           22,711               0.75              6.09               0.91                6
Class A (commenced operations on April 13, 2000)
  2004*         $ 1,039               1.00%             3.65%              1.03%              46%
  2003              830               1.00              4.00               1.03               66
  2002              544               1.00              4.71               1.07               55
  2001               93               1.00              5.67+              1.11               83
  2000              424               1.00              5.84               1.16                6
-------------------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*         $19,468               0.70%             2.33%              0.80%             144%
  2003           15,596               0.70              3.26               0.81               54
  2002           14,502               0.70              4.11+              0.86               70
  2001           12,648               0.70              5.04+              0.91              126
  2000           11,233               0.70              5.49               0.97               21
Class A (commenced operations on April 13, 2000)
  2004*         $   114               0.95%             1.98%              1.05%             144%
  2003               18               0.95              3.00               1.06               54
  2002              525               0.95              3.70               1.11               70
  2001                4               0.95              5.03+              1.16              126
  2000               49               0.95              5.24               1.22               21
-------------------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*         $17,285               0.50%             2.54%              0.65%              14%
  2003           14,546               0.50              2.91               0.65               68
  2002           16,147               0.50              3.33               0.70               90
  2001           15,526               0.50              4.11               0.75               56
  2000           11,638               0.50              4.50               0.79               49
Class A (commenced operations on April 13, 2000)
  2004*         $ 1,348               0.75%             2.27%              0.90%              14%
  2003              732               0.75              2.62               0.90               68
  2002               13               0.75              3.05               0.95               90
  2001                6               0.75              3.82               1.00               56
  2000                1               0.75              4.25               1.04               49
-------------------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2004*         $17,932               1.00%             7.85%              1.14%              20%
  2003           13,387               1.00              8.84               1.13               36
  2002           10,020               1.00              9.48               1.18               30
  2001            9,310               1.00             10.52               1.23               12
  2000            9,877               1.00              9.41               1.31                5
Class A (commenced operations on January 14, 2000)
  2004*         $20,639               1.30%             7.49%              1.44%              20%
  2003           16,878               1.30              8.44               1.43               36
  2002            9,397               1.30              9.03               1.48               30
  2001            3,973               1.30             10.14               1.53               12
  2000            1,043               1.30              9.11               1.61                5

  * FOR THE SIX MONTH PERIOD ENDING MARCH 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** TOTAL RETURN FOR CLASS A OF THE GOVERNMENT BOND FUND IS GREATER THAN THE INSTITUTIONAL CLASS'S DUE TO A LARGE REDEMPTION DURING
    THE YEAR.
  + RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.
 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT,
    PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
    DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  ^ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES METHOD.
(1) ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 51

financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,
------------------------------------------------------------------------------------------------------------------------------------


                           NET                                                     NET                                  NET
                         ASSET                             DIVIDENDS             ASSET                               ASSETS
                         VALUE               NET            FROM NET             VALUE                                  END
                     BEGINNING        INVESTMENT          INVESTMENT               END            TOTAL           OF PERIOD
                     OF PERIOD            INCOME              INCOME         OF PERIOD          RETURN+++             (000)

------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund
Institutional Class (commenced operations on March 23, 1998)
  2004*                  $1.00            $0.002             $(0.002)            $1.00             0.23%         $  300,706
  2003                    1.00             0.007              (0.007)             1.00             0.68             287,087
  2002                    1.00             0.014              (0.014)             1.00             1.37             290,778
  2001                    1.00             0.046              (0.046)             1.00             4.65             304,698
  2000**                  1.00             0.051              (0.051)             1.00             5.24             201,688
  1999                    1.00             0.045              (0.045)             1.00             4.61             137,659
  1998                    1.00             0.029              (0.029)             1.00             3.11             133,428
Class A (commenced operations on October 18, 1999)
  2004*                  $1.00            $0.001             $(0.001)            $1.00             0.12%         $  167,202
  2003                    1.00             0.005              (0.005)             1.00             0.46             205,191
  2002                    1.00             0.011              (0.011)             1.00             1.15             228,807
  2001                    1.00             0.043              (0.043)             1.00             4.42             243,340
  2000**                  1.00             0.049              (0.049)             1.00             5.03             251,225
  1999                    1.00             0.002              (0.002)             1.00             0.18               4,942
Class S (commenced operations on October 26, 1999)
  2004*                  $1.00            $0.001             $(0.001)            $1.00             0.06%         $  105,573
  2003                    1.00             0.003              (0.003)             1.00             0.29             118,624
  2002                    1.00             0.009              (0.009)             1.00             0.95             129,180
  2001                    1.00             0.041              (0.041)             1.00             4.21             126,281
  2000**                  1.00             0.047              (0.047)             1.00             4.83              72,287
  1999                    1.00             0.001              (0.001)             1.00             0.07                 562
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
  2004*                  $1.00            $0.002             $(0.002)            $1.00             0.24%         $   45,733
  2003                    1.00             0.007              (0.007)             1.00             0.70              56,841
  2002                    1.00             0.014              (0.014)             1.00             1.38              51,985
  2001                    1.00             0.046              (0.046)             1.00             4.70              76,802
  2000**                  1.00             0.029              (0.029)             1.00             2.90              27,849
Class A (commenced operations on June 21, 1999)
  2004*                  $1.00            $0.001             $(0.001)            $1.00             0.13%         $1,842,387
  2003                    1.00             0.005              (0.005)             1.00             0.48           2,060,860
  2002                    1.00             0.012              (0.012)             1.00             1.16           2,149,151
  2001                    1.00             0.044              (0.044)             1.00             4.47           2,531,500
  2000**                  1.00             0.049              (0.049)             1.00             4.96           1,887,860
  1999                    1.00             0.016              (0.016)             1.00             1.58           1,512,137
Class S (commenced operations on October 6, 1999)
  2004*                  $1.00            $0.001             $(0.001)            $1.00             0.06%         $  195,951
  2003                    1.00             0.003              (0.003)             1.00             0.30             191,539
  2002                    1.00             0.010              (0.010)             1.00             0.96             219,387
  2001                    1.00             0.042              (0.042)             1.00             4.26             147,035
  2000**                  1.00             0.047              (0.047)             1.00             4.77              41,593
  1999                    1.00             0.003              (0.003)             1.00             0.30                 911
------------------------------------------------------------------------------------------------------------------------------------
California Tax Exempt Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
  2004*                  $1.00            $0.002             $(0.002)            $1.00             0.23%         $  125,636
  2003                    1.00             0.006              (0.006)             1.00             0.62              87,820
  2002                    1.00             0.010              (0.010)             1.00             0.98              58,923
  2001                    1.00             0.025              (0.025)             1.00             2.51              50,543
  2000**                  1.00             0.016              (0.016)             1.00             1.64               6,825
Class A (commenced operations on June 21, 1999)
  2004*                  $1.00            $0.001             $(0.001)            $1.00             0.11%         $  547,079
  2003                    1.00             0.004              (0.004)             1.00             0.41             539,182
  2002                    1.00             0.007              (0.007)             1.00             0.75             519,269
  2001                    1.00             0.023              (0.023)             1.00             2.28             638,446
  2000**                  1.00             0.025              (0.025)             1.00             2.55             549,237
  1999                    1.00             0.008              (0.008)             1.00             0.79             533,244
Class S (commenced operations on November 12, 1999)
  2004*                  $1.00            $0.001             $(0.001)            $1.00             0.06%         $   34,329
  2003                    1.00             0.003              (0.003)             1.00             0.27              24,002
  2002                    1.00             0.005              (0.005)             1.00             0.55              29,626
  2001                    1.00             0.021              (0.021)             1.00             2.08              16,851
  2000**                  1.00             0.023              (0.023)             1.00             2.30               7,723

---------------------------------------------------------------------------------

                                                      RATIO                RATIO
                                                     OF NET          OF EXPENSES
                              RATIO              INVESTMENT           TO AVERAGE
                        OF EXPENSES                  INCOME           NET ASSETS
                         TO AVERAGE              TO AVERAGE           (EXCLUDING
                      NET ASSETS(1)           NET ASSETS(1)          WAIVERS)(1)

---------------------------------------------------------------------------------
Prime Money Market Fund
Institutional Class (commenced operations on March 23, 1998)
  2004*                        0.63%                  0.46%                0.63%
  2003                         0.63                   0.68                 0.64
  2002                         0.63                   1.37                 0.67
  2001                         0.63                   4.42++               0.71
  2000**                       0.63                   5.62+                0.71
  1999                         0.63                   4.51                 0.79
  1998                         0.63                   4.99                 0.78
Class A (commenced operations on October 18, 1999)
  2004*                        0.85%                  0.24%                1.13%
  2003                         0.85                   0.47                 1.14
  2002                         0.85                   1.15                 1.17
  2001                         0.85                   4.39++               1.21
  2000**                       0.85                   5.61+                1.21
  1999                         0.85                   4.62                 1.30
Class S (commenced operations on October 26, 1999)
  2004*                        0.98%                  0.12%                1.13%
  2003                         1.03                   0.29                 1.14
  2002                         1.05                   0.95                 1.17
  2001                         1.05                   4.12++               1.21
  2000**                       1.05                   5.47+                1.21
  1999                         1.05                   4.42                 1.30
---------------------------------------------------------------------------------
Government Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
  2004*                        0.63%                  0.48%                0.64%
  2003                         0.63                   0.68                 0.64
  2002                         0.63                   1.43                 0.66
  2001                         0.63                   3.97++               0.66
  2000**                       0.63                   5.84                 0.68
Class A (commenced operations on June 21, 1999)
  2004*                        0.85%                  0.26%                1.14%
  2003                         0.85                   0.48                 1.14
  2002                         0.85                   1.18                 1.16
  2001                         0.85                   4.27++               1.16
  2000**                       0.85                   5.32                 1.18
  1999                         0.85                   4.33                 1.15
Class S (commenced operations on October 6, 1999)
  2004*                        0.99%                  0.12%                1.14%
  2003                         1.03                   0.31                 1.14
  2002                         1.05                   0.93                 1.16
  2001                         1.05                   3.62++               1.16
  2000**                       1.05                   5.39                 1.18
  1999                         1.05                   4.30                 1.15
--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
  2004*                        0.55%                  0.44%                0.65%
  2003                         0.55                   0.59                 0.65
  2002                         0.55                   0.96                 0.69
  2001                         0.55                   2.12++               0.72
  2000**                       0.55                   3.29                 0.74
Class A (commenced operations on June 21, 1999)
  2004*                        0.77%                  0.23%                1.15%
  2003                         0.76                   0.41                 1.15
  2002                         0.78                   0.75                 1.19
  2001                         0.78                   2.22++               1.22
  2000**                       0.78                   2.74                 1.24
  1999                         0.78                   2.17                 1.21
Class S (commenced operations on November 12, 1999)
  2004*                        0.87%                  0.12%                1.15%
  2003                         0.89                   0.27                 1.15
  2002                         0.98                   0.53                 1.19
  2001                         0.98                   1.96++               1.22
  2000**                       0.98                   2.69                 1.24

  * FOR THE SIX MONTH PERIOD ENDING MARCH 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** THE FUND'S YEAR-END CHANGED FROM OCTOBER 31 TO SEPTEMBER 30.
  + RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE
    EFFECTS OF ANNUALIZATION.
 ++ RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.
+++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT,
    PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
    DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 52
notes to financial statements
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------



1. ORGANIZATION:

The CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Technology Growth Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund (collectively, the "Money Market Funds"); (each a "Fund", collectively, the "Funds"). The Equity and Fixed Income Funds are registered to offer Institutional and Class A Shares; in addition, the RCB Small Cap Value Fund is registered to offer Class R shares. The Money Market Funds are registered to offer Institutional, Class A and Class S Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Equity and Fixed Income Funds, which are listed on a securities exchange for which market quotations are available, are valued by independent pricing services at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities are valued at the mean between last available bid and ask price. Investment securities of the Equity funds, which are quoted on a national market system, are valued at the official closing price, or if there is none, at the last sales price. Unlisted securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBAsecurities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. As of March 31, 2004, the Funds did not hold any TBA securities.

CLASSES - Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.


                           CNI CHARTER FUNDS | PAGE 53
notes to financial statements
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, and Technology Growth Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.


3. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION
   AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestments Company, acts as the Trust's Administrator. Under the terms of the Agreement dated April 1, 1999, as amended April 1, 2002, the Administrator is entitled to receive an annual fee of 0.10% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.08% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.06% of aggregate average daily net assets of the Trust exceeding $5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A, S and R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds and 0.25% of the Class A Shares of the Equity and Fixed Income Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class A Shares of the Technology Growth and High Yield Bond Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. The Distributor has voluntarily agreed to waive up to 0.50% of distribution fees and up to 0.25% of shareholder servicing fees, discussed below, for the Class A shares of the California Tax Exempt Money Market Fund beginning December 11, 2002 and for the Class S shares of the Prime Money Market Fund beginning June 17, 2003, for the Government Money Market Fund beginning June 4, 2003, and for the California Tax Exempt Money Market Fund beginning December 4, 2002. These waivers are voluntary and may be terminated at any time.

The Trust and the Distributor are parties to a Distribution Agreement dated April 1, 1999. The Distributor receives no fees for its distribution services under this agreement.

SEI Investments Fund Management serves as Transfer Agent for the Trust whereby they provide services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees.

Wachovia Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has also adopted a Shareholder Servicing Agreement that permits payment of compensation to service providers, that may include City National Bank ("CNB"), that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. For the six-months ended March 31, 2004, CNB received Shareholder Servicing fees from the Trust in the amount of approximately $3,517,000.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM", the "Adviser"), the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Effective May 10, 2001, CNAM, a wholly owned subsidiary of CNB, assumed the role of Investment Manager from CNB. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCBSmall Cap ValueFund, 0.85% of the average daily net assets of the Technology Growth Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond


                           CNI CHARTER FUNDS | PAGE 54

--------------------------------------------------------------------------------



Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the Investment Sub-Adviser on behalf of the RCB Small Cap Value Fund.

CREDIT SUISSE ASSET MANAGEMENT, LLC acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund.

WEISS, PECK, &GREER, LLC served as the Investment Sub-Adviser on behalf of the California Tax Exempt Money Market Fund until January 30, 2004.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The Adviser has voluntarily agreed to maintain this limitation until further notice to the Trust. The voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

                           Large Cap   Large Cap     RCB
                             Value      Growth     Small Cap  Technology
                            Equity      Equity       Value      Growth
                             Fund        Fund        Fund        Fund
--------------------------------------------------------------------------------

Institutional Class          1.00%       1.05%       1.24%       1.20%
Class A                      1.25%       1.30%       1.49%       1.50%
Class R                        --          --        1.49%         --
--------------------------------------------------------------------------------


                                                  California
                          Corporate   Government  Tax Exempt  High Yield
                             Bond        Bond        Bond        Bond
                             Fund        Fund        Fund        Fund
--------------------------------------------------------------------------------

Institutional Class          0.75%       0.70%       0.50%       1.00%
Class A                      1.00%       0.95%       0.75%       1.30%
--------------------------------------------------------------------------------


                            Prime                     California
                            Money     Government      Tax Exempt
                            Market    Money Market    Money Market
                             Fund        Fund            Fund
--------------------------------------------------------------------------------

Institutional Class          0.63%       0.63%           0.55%
Class A                      0.85%       0.85%           0.78%
Class S                      1.05%       1.05%           0.98%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the six-month period ended March 31, 2004, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser for the prior fiscal year in the amount of $3,408, $3,984, $3,517 and $28,401 for the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund and Prime Money Market Fund, respectively.

As of March 31, 2004, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

Fund                                                   (000)
--------------------------------------------------------------------------------
Large Cap Value Equity                                $  21
Large Cap Growth Equity                                   5
RCB Small Cap Value                                      23
Technology Growth                                         8
Corporate Bond                                           55
Government Bond                                          55
California Tax Exempt Bond                               81
High Yield Bond                                          91
Prime Money Market                                      669
Government Money Market                               1,229
California Tax Exempt Money Market                    2,902
--------------------------------------------------------------------------------



5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale of securities, other than temporary investments in short-term securities for the six-months ended March 31, 2004, were as follows for the Equity and Fixed Income Funds:

                                    Purchases                 Sales
--------------------------------------------------------------------------------
                              U.S. Gov`t    Other     U.S. Gov`t   Other
Fund                            (000)       (000)       (000)      (000)
--------------------------------------------------------------------------------

Large Cap Value Equity         $    --     $ 8,314     $    --    $ 6,621
Large Cap Growth Equity             --       8,692          --      5,420
RCB Small Cap Value                 --      12,383          --      7,425
Technology Growth                   --         782          --        338
Corporate Bond                   2,484      18,920       3,696     15,598
Government Bond                 27,263          --      23,764         --
California Tax Exempt Bond          --       5,688          --      2,291
High Yield Bond                     --      12,648          --      6,650
--------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 55
notes to financial statements
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------



6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments, in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain
(loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended September 30, 2003 and September 30, 2002 were as follows:

                                     Tax
                                    Exempt    Ordinary     Long-term
                                    Income     Income    Capital Gain  Total
Fund                                 (000)      (000)        (000)     (000)
--------------------------------------------------------------------------------

Large Cap Value Equity
   2003                             $  --     $   336        $ --    $   336
   2002                                --         271         481        752
Large Cap Growth Equity
   2003                                --          29          --         29
   2002                                --          --          --         --
Corporate Bond
   2003                                --       1,843          --      1,843
   2002                                --       2,165         190      2,355
Government Bond
   2003                                --         519          21        540
   2002                                --         627          35        662
California Tax Exempt Bond
   2003                               450          60         218        728
   2002                               522          83          61        666
High Yield Bond
   2003                                --       1,990          --      1,990
   2002                                --       1,532          --      1,532
Prime Money Market
   2003                                --       3,310          --      3,310
   2002                                --       8,179          --      8,179
Government Money Market
   2003                                --      11,356          --     11,356
   2002                                --      29,979          --     29,979
California Tax Exempt Money Market
   2003                             2,993          --          --      2,993
   2002                             5,058          --          --      5,058


As of September 30, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                              Undistributed  Undistributed   Undistributed    Capital                   Unrealized
                               Tax-Exempt      Ordinary        Long-term       Loss      Post-October  Appreciation
                                 Income         Income       Capital Gain  Carryforwards    Losses     (Depreciation)
Fund                              (000)          (000)            (000)        (000)         (000)         (000)
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity            $ --           $ 91             $ --       $  (333)       $ (24)        $4,704
Large Cap Growth Equity             --             12               --        (4,771)        (284)          (472)
RCB Small Cap Value                 --             --               88            --           --          4,894
Technology Growth                   --             --               --        (1,050)        (315)          (425)
Corporate Bond                      --            336              180            --           --          2,106
Government Bond                     --             44              205            --           --            445
California Tax Exempt Bond          34             59              139            --           --            458
High Yield Bond                     --            189               --        (1,413)        (249)           820
Prime Money Market                  --            180               --          (407)          --             --
Government Money Market             --            471               --            (4)          --             --
California Tax Exempt Money Market 131             --                1            --           --             --

                                   Other               Total
                                 Temporary     Distributable Earnings
                                Differences    (Accumulated Losses)
Fund                               (000)                (000)
---------------------------------------------------------------------
Large Cap Value Equity             $  (91)             $ 4,347
Large Cap Growth Equity               (12)              (5,527)
RCB Small Cap Value                    --                4,982
Technology Growth                      --               (1,790)
Corporate Bond                       (141)               2,481
Government Bond                       (38)                 656
California Tax Exempt Bond            (34)                 656
High Yield Bond                      (203)                (856)
Prime Money Market                   (169)                (396)
Government Money Market              (471)                  (4)
California Tax Exempt Money Market   (131)                   1

                           CNI CHARTER FUNDS | PAGE 56

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2003, the breakdown of capital loss carryforwards is as follows:

                                 Expiring September 30,
                        --------------------------------------

                            2008         2010        2011
Fund                        (000)        (000)       (000)
--------------------------------------------------------------

Large Cap Value Equity       $--        $   18      $  315
Large Cap Growth Equity       11         3,244       1,516
Technology Growth             --           392         658
High Yield Bond               --           481         932
Prime Money Market            --           407          --
Government Money Market       --            --           4
--------------------------------------------------------------

During the year ended September 30, 2003, the RCB Small Cap Value Fund, Prime Money Market Fund and California Tax Exempt Money Market Fund had utilized capital loss carryforwards of $21,786, $76,610 and $18,500, respectively to offset capital gains.

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2002 through September 30, 2003 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2004 for each of the Equity and Fixed Income Funds were as follows:

                                                    Net Unrealized
                                                     Appreciation
                        Appreciation  Depreciation  (Depreciation)
Fund                        (000)         (000)         (000)
----------------------------------------------------------------------
Large Cap Value Equity     $10,156       $(1,084)      $9,072
Large Cap Growth Equity      3,631        (2,036)       1,595
RCB Small Cap Value          7,739          (197)       7,542
Technology Growth              330          (393)         (63)
Corporate Bond               1,964           (61)       1,903
Government Bond                266            (2)         264
California Tax Exempt Bond     460           (21)         439
High Yield Bond              2,290          (523)       1,767
----------------------------------------------------------------------

7. CONCENTRATION OF CREDIT RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.



                           CNI CHARTER FUNDS | PAGE 57
notes to financial statements
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------



8. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2004 (Unaudited) and the year ended September 30, 2003 was as follows:

                                       Large Cap Value         Large Cap Growth         RCB Small Cap            Technology
                                      Equity Fund (000)        Equity Fund (000)      Value Fund (000)        Growth Fund (000)
                                   ----------------------  -----------------------  ---------------------  -------------------------

                                       2004      2003           2004    2003             2004    2003            2004     2003
---------------------------------------------------------  -----------------------  ---------------------  -------------------------

CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                         480    1,481            643   1,559              104     201            47       148
   Shares Issued in Lieu of
     Dividends and Distributions           4       11             --       2                1      --            --        --
   Shares Redeemed                      (592)    (899)          (412)   (774)            (106)    (34)          (24)     (137)
---------------------------------------------------------  -----------------------  ---------------------  -------------------------
      Net Institutional
         Class Transactions             (108)     593            231     787               (1)    167            23        11
=========================================================  =======================  =====================  =========================
   CLASS A:
   Shares Issued                         336      136            258     172              183      90           139        82
   Shares Issued in Lieu of
      Dividends and Distributions          1        1             --      --               --      --            --        --
   Shares Redeemed                       (38)     (23)           (50)    (14)             (46)     (8)          (47)       (1)
---------------------------------------------------------  -----------------------  ---------------------  -------------------------
      Net Class A Transactions           299      114            208     158              137      82            92        81
=========================================================  =======================  =====================  =========================
   CLASS R:
   Shares Issued                          --       --             --      --              232      92            --        --
   Shares Issued in Lieu of
      Dividends and Distributions         --       --             --      --                2      --            --        --
   Shares Redeemed                        --       --             --      --              (48)   (115)           --        --
---------------------------------------------------------  -----------------------  ---------------------  -------------------------
      Net Class R Transactions            --       --             --      --              186     (23)           --        --
=========================================================  =======================  =====================  =========================


                                                                                          California             High Yield
                                       Corporate Bond         Government Bond           Tax Exempt Bond             Bond
                                         Fund (000)             Fund (000)                Fund (000)             Fund (000)
                                    ---------------------  -----------------------  ---------------------  -------------------------

                                       2004      2003          2004      2003             2004    2003          2004       2003
---------------------------------------------------------  -----------------------  ---------------------  -------------------------

CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                        767      1,107           505     630              339     242           489        373
   Shares Issued in Lieu of
      Dividends and Distributions        21         30            12      10                5       8            35         69
   Shares Redeemed                     (550)    (1,088)         (132)   (528)             (67)   (369)          (88)      (174)
---------------------------------------------------------  -----------------------  ---------------------  -------------------------
      Net Institutional
         Class Transactions             238         49           385     112              277    (119)          436        268
=========================================================  =======================  =====================  =========================
   CLASS A:
   Shares Issued                         51         43             9      30               61      75         1,049      1,266
   Shares Issued in Lieu of
      Dividends and Distributions         1          1            --      --                1       1            46         74
   Shares Redeemed                      (32)       (19)           --     (76)              (3)     (8)         (757)      (606)
---------------------------------------------------------  -----------------------  ---------------------  -------------------------
      Net Class A Transactions           20         25             9     (46)              59      68           338        734
=========================================================  =======================  =====================  =========================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                           CNI CHARTER FUNDS | PAGE 58

------------------------------------------------------------------------------------------------------------------------------------




                                                         Prime                   Government                    Tax Exempt
                                                     Money Market               Money Market                  Money Market
                                                      Fund (000)                 Fund (000)                    Fund (000)
                                             ---------------------------------------------------------------------------------------

                                                  2004         2003            2004         2003             2004         2003
-----------------------------------------------------------------------  ---------------------------  ------------------------------

CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                                494,852      854,421         354,163     619,561          554,324      724,038
   Shares Issued in Lieu of
      Dividends and Distributions                   149          407              --          --               --           --
   Shares Redeemed                             (481,376)    (858,546)       (365,272)   (614,704)        (516,512)    (695,143)
-----------------------------------------------------------------------  ---------------------------  ------------------------------
      Net Institutional
         Class Transactions                      13,625       (3,718)        (11,109)      4,857           37,812       28,895
=======================================================================  ===========================  ==============================
   CLASS A:
   Shares Issued                                347,395      617,388       2,316,401   4,182,886          579,456    1,144,274
   Shares Issued in Lieu of
      Dividends and Distributions                    68          276           1,832       7,038              533        2,108
   Shares Redeemed                             (385,448)    (641,303)     (2,536,706) (4,278,238)        (572,112)  (1,126,487)
-----------------------------------------------------------------------  ---------------------------  ------------------------------
      Net Class A Transactions                  (37,985)     (23,639)       (218,473)    (88,314)           7,877       19,895
=======================================================================  ===========================  ==============================
   CLASS S:
   Shares Issued                                226,522      381,285         276,813     601,546          101,856      145,219
   Shares Issued in Lieu of
      Dividends and Distributions                    --           --              --          --               --           --
   Shares Redeemed                             (239,571)    (391,853)       (272,400)   (629,397)         (91,530)    (150,843)
-----------------------------------------------------------------------  ---------------------------  ------------------------------
      Net Class S Transactions                  (13,049)     (10,568)          4,413     (27,851)          10,326       (5,624)
=======================================================================  ===========================  ==============================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                           CNI CHARTER FUNDS | PAGE 59

THANK YOU

        for your investment with CNI Charter Funds.

        We value the trust you have placed in us to

        help you achieve your financial goals.

                         [Graphic of Building Omitted]

For more information on CNI Charter Funds, including charges and expenses, please call
1-888-889-0799 or visit www.cnicharterfunds.com for a free prospectus. Read it carefully before you invest or send money.

                                                [CNI Charter Funds Logo Omitted]

                                                                 CNI-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8.    (RESERVED)

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              CNI Charter Funds


By (Signature and Title)*                 /s/ Vern Kozlen
                                          ----------------------------
                                          Vern Kozlen, President & CEO

Date 05/26/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Vern Kozlen
                                          ----------------------------
                                          Vern Kozlen, President & CEO

Date 05/26/04


By (Signature and Title)*                 /s/ Peter A. Rodriguez
                                          ----------------------------
                                          Peter A. Rodriguez, Controller and COO

Date 05/26/04
* Print the name and title of each signing officer under his or her signature.